As filed with the Securities and Exchange Commission on February 29, 2000

                                         Securities Act Registration No. 2-64625
                                Investment Company Act Registration No. 811-2927

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                         POST-EFFECTIVE AMENDMENT NO. 25                     [X]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                AMENDMENT NO. 26                             [X]
                        (Check appropriate box or boxes)

                                   ----------

                      PRUDENTIAL TAX-FREE MONEY FUND, INC.
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE,
                               100 MULBERRY STREET
                          NEWARK, NEW JERSEY 07102-4077
               (Address of Principal Executive Offices) (Zip Code)

                                   ----------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-3028
                            ROBERT C. ROSSELOT, ESQ.
                              GATEWAY CENTER THREE,
                               100 MULBERRY STREET
                          NEWARK, NEW JERSEY 07102-4077
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

          [X] immediately upon filing pursuant to paragraph (b)

          [ ] on (date) pursuant to paragraph (b)

          [ ] 60 days after filing pursuant to paragraph (a)(1)

          [ ] on (date) pursuant to paragraph (a)(1)

          [ ] 75 days after filing pursuant to paragraph (a)(2)

          [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.
              If appropriate, check the following box:

          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

Title of Securities Being Registered............................................
                                Shares of Common Stock, Par Value $.01 per Share

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


FUND TYPE:
---------------------------------------------
Money market


INVESTMENT OBJECTIVE:
----------------------------------------------
The highest level of current income
that is exempt from federal income taxes, consistent with liquidity and the preservation of capital

Prudential Tax-Free                                            [LOGO]
Money Fund, Inc.

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PROSPECTUS: FEBRUARY 29, 2000

As with all mutual funds, the
Securities and Exchange
Commission has not approved or
disapproved the Fund's shares, nor
has the SEC determined that this
prospectus is complete or accurate.                     [LOGO]   Prudential
It is a criminal offense to state                                Investments
otherwise.

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Table of Contents
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1    Risk/Return Summary
1    Investment Objective and Principal Strategies
1    Principal Risks
2    Evaluating Performance
4    Fees and Expenses

5    How the Fund Invests
5    Investment Objective and Policies
7    Other Investments and Strategies
9    Investment Risks

10   How the Fund is Managed
10   Board of Directors
10   Manager
10   Investment Adviser
11   Distributor

12   Fund Distributions and Tax Issues
12   Distributions
13   Tax Issues

14   How to Buy, Sell and Exchange Shares of the Fund
14   How to Buy Shares
19   How to Sell Your Shares
21   How to Exchange Your Shares
22   Telephone Redemptions and Exchanges

23   Financial Highlights

24   The Prudential Mutual Fund Family

     For More Information (Back Cover)

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  PRUDENTIAL  TAX-FREE MONEY FUND, INC.           (telephone)     (800) 225-1852

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Risk/Return Summary
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-------------------------------------
MONEY MARKET FUNDS

Money market funds--which hold
high-quality short-term debt
obligations--provide investors with a
lower risk, highly liquid investment
option. These funds attempt to
maintain a net asset value of $1 per
share, although there can be no
guarantee that they will always be
able to do so.
-------------------------------------


This section highlights key information about PRUDENTIAL TAX-FREE MONEY FUND, INC., which we refer to as "the Fund." Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is to seek the HIGHEST LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES, CONSISTENT WITH LIQUIDITY AND THE PRESERVATION OF CAPITAL. To achieve this objective we invest primarily in short-term debt obligations of state and local governments, municipal commercial paper, variable rate demand obligations and municipal asset-backed securities, which we refer to collectively as "MUNICIPAL BONDS." The Fund invests in Municipal Bonds which are high-quality money market instruments with remaining maturities of 13 months or less. The Fund may invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to thirteen months or less.

Under normal circumstances, at least 80% of the Fund's net assets are invested in money market instruments that pay income exempt from federal income taxes and which are not preference items for purposes of the federal alternative minimum tax. The Fund may invest up to 20% of its net assets in Municipal Bonds that may be a preference item for purposes of the federal alternative minimum tax.

While we make every effort to achieve our investment objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. The

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                                                                               1
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Risk/Return Summary
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Fund's investment in municipal asset-backed securities are also subject to
PREPAYMENT RISK--the risk that the underlying obligations may be prepaid, partially or completely, generally during times of falling interest rates, which could adversely affect yield and could require the Fund to reinvest in lower yielding obligations.

     There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund.

EVALUATING PERFORMANCE

A number of factors--including risk--can affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation for the last 10 years. The tables below compare the Fund's average annual returns and yield for the periods indicated with those of a group of similar Funds. The bar chart and tables demonstrate the risk of investing in the Fund by showing how returns can change from year to year. Past performance is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.

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2   PRUDENTIAL TAX-FREE MONEY FUND, INC.          (telephone)     (800) 225-1852
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ANNUAL RETURNS(1)
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1990    1991    1992     1993    1994    1995    1996    1997    1998     1999
5.42%   4.22%   2.63%    1.86%   2.31%   3.15%   2.84%   3.00%   2.83%    2.56%

                               --------------------------------

Best Quarter: 1.39% (4th quarter of 1989)
                                       Worst Quarter: .45% (2nd quarter of 1993)

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AVERAGE ANNUAL RETURNS(1) (as of 12/31/99
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                       1 YEAR      5 YEARS      10 YEARS        SINCE INCEPTION

Fund shares             2.56%        2.90%         3.09%    4.21% (since 8-2-79)

IBC Average(2)          2.81%        3.10%           N/A          N/A




DAY YIELD(1) (as of 12/31/99)
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7-Day yield of the
  Fund                             3.48%

7-Day tax equivalent
  yield of the Fund                3.68%


1    THE FUND'S RETURNS AND YIELD ARE AFTER DEDUCTION OF EXPENSES.

2 THE IBC AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE INTERNATIONAL BUSINESS COMMUNICATIONS FINANCIAL DATA TAX-FREE MONEY FUND CATEGORY.

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                                                                               3
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Risk/Return Summary
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FEES AND EXPENSES

These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (paid directly from your investment)
--------------------------------------------------------------------------------

                                                     Class A SHARES

Maximum sales charge (load)                                None
  imposed on purchases (as a percentage of offering price)

Maximum deferred sales charge (load) (as a
  percentage of the lower of original purchase
  price or sale proceeds)                                  None

  Maximum sales charge (load)                              None
  imposed on reinvested dividends
  and other distributions

Redemption fees                                            None

Exchange fee                                               None


ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)
--------------------------------------------------------------------------------

                                                     Class A SHARES

Management fees                                           .500%

+ Distribution and service (12b-1) fees                   .125%


+ Other  expenses                                         .185%

= Total annual Fund operating expenses                    .810%


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5 % return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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                                   1 YR         3 YRS         5 YRS       10 YRS


Fund shares                         $83         $259          $450         $1002



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4   PRUDENTIAL TAX-FREE MONEY FUND, INC.          (telephone)     (800) 225-1852
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How the Fund Invests
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INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is to seek the HIGHEST LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES, CONSISTENT WITH LIQUIDITY AND THE PRESERVATION OF CAPITAL. While we make every effort to achieve our objective, we can't guarantee success.

     The Fund invests in high-quality money market instruments to try to provide investors with current tax-free income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. We will purchase short-term debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, which we refer to as "Municipal Bonds." The Fund may invest up to 20% of its net assets in Municipal Bonds that pay interest that is a preference item for purposes of the federal alternative minimum tax.

     The Municipal Bonds that we purchase must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSROs), such as Moody's Investors Service, Inc. (rated at least Aa, MIG-2 or Prime-2) or Standard & Poor's Rating Group (rated at least AA, SP-2 or A-2) or, if unrated, of comparable quality. The Municipal Bonds that we purchase may be "GENERAL OBLIGATION BONDS" or "REVENUE BONDS." General obligation bonds are Municipal Bonds backed by the full faith and credit of the issuer, including its taxing authority and ability to borrow additional funds. In contrast, revenue bonds are Municipal Bonds backed by the revenues from a specific municipal project such as bridges, hospitals and public works or proceeds from a special excise tax. The Fund can also purchase or hold Municipal Bonds that are "PRE-REFUNDED" bonds. These obligations are fully secured by the U.S. Government securities held in escrow for the benefit of holders of the Municipal Bonds. Municipal bonds are usually pre-refunded when the issuer can borrow money more cheaply from another source and, therefore, pay off its original, more costly obligation. Under the rules that govern tax-free money market funds, like the Fund, we treat pre-refunded bonds as U.S. Government securities. This means that we can invest more of the Fund's assets in Municipal Bonds that are pre-refunded than we could if the security were a general obligation bond or a revenue bond. The Fund will not invest more than 25% of its total assets in pre-refunded bonds of a single issuer.

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                                                                               5

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How the Fund Invests
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     The Fund may invest in Municipal Bonds that are "VARIABLE RATE" or
"FLOATING RATE" obligations. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.

     DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.

     The Fund's investments also include variable rate demand obligations (VRDOs) and VRDOs in the form of participation interests (Participating VRDOs) in variable rate tax-exempt obligations held by financial institutions. The VRDOs in which the Fund may invest are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and include an unconditional right of demand on the part of the holder to receive payment of the unpaid principal plus accrued interest on a short notice period. Participating VRDOs provide the Fund with a specified undivided interest (up to 100%) of the underlying obligations and the right to demand payment of the unpaid principal plus accrued interest on the Participating VRDOS from the financial institution on a short notice period. There is a possibility, because of default or insolvency, that the demand features of VRDOs or Participating VRDOs may not be honored.

     The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

     Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to

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6   PRUDENTIAL TAX-FREE MONEY FUND, INC.          (telephone)     (800) 225-1852
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

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How the Fund Invests
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which the puts relate in the event of interest rate fluctuations and to shorten the effective maturity of the security. One form of liquidity put consists of an underlying fixed rate municipal bond that is subject to a third party demand feature or "TENDER OPTION." Tender option bonds are the functional equivalent of ordinary variable or floating rate obligations.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Bonds and for providing state and local governments with federal credit assistance.

     For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, Its Investments and Risks." The Statement of Additional Information -- which we refer to as the SAI -- contains additional information about the Fund. To obtain a copy, see the back cover page of this prospectus.

     Our investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors of the Fund can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES


In addition to the principal strategies discussed above, we may also use the following strategies to increase the Fund's returns or protect its assets if market conditions warrant.

     The Fund may invest up to 10% of its total assets in shares of OTHER INVESTMENT COMPANIES. Such investment can result in the duplication of management and advisory fees.


     The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. These transactions constitute short-term cash loans by the Fund. This creates a fixed return for the Fund. The Fund will not invest more than 5% of its total assets in repurchase agreements.


     The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. The Fund's use of reverse repurchase agreements is limited to 5% of the value of its total assets.

     The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery

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                                                                               7

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How the Fund Invests
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and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.

     The Fund intends to purchase investment securities jointly with certain other mutual funds. Our ability to engage in joint investment is subject to conditions imposed by an order of the Securities and Exchange Commission. Joint investment can allow the Fund to achieve better investment performance because of reduced transaction costs and greater investment leverage.

     The Fund also follows certain policies when it: BORROWS MONEY (the Fund may borrow up to 5% of the value of its total assets) and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market, and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

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8   PRUDENTIAL TAX-FREE MONEY FUND, INC.          (telephone)     (800) 225-1852
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

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How the Fund Invests
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INVESTMENT RISKS


As noted, all investments involve risks, and investing in the Fund is no exception. To limit these risks, we invest only in high-quality securities with remaining maturities of no more than 13 months.


     This chart outlines the key risks and potential rewards of the principal strategies and certain other investments of the Fund. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.


INVESTMENT TYPE
% OF FUND'S TOTAL ASSETS        RISKS                   POTENTIAL REWARDS
--------------------------------------------------------------------------------
High-quality money market       o Credit risk--the      o A source of
obligations of municipal          risk that the           regular interest
issuers                           default of an           income
                                  issuer would leave
UP TO 100%                        the Fund with         o May be more secure
                                  unpaid interest or      than stock and
                                  principal or, in        other equity
                                  the case of VRDOs       securities because
                                  and Participating       of identified
                                  VRDOs, that the         sources from which
                                  issuer of a put         to pay interest
                                  may not be able to      and principal
                                  meet its
                                  obligation to
                                  purchase the
                                  underlying
                                  security

                                o Market risk--the
                                  risk that the
                                  obligations may
                                  lose value because
                                  interest rates
                                  change or there is
                                  a lack of
                                  confidence in a
                                  group of borrowers
                                  or in an industry
--------------------------------------------------------------------------------

PRE-REFUNDED BONDS              o May be more           o May be more secure
                                  expensive than          than other
UP TO 25%                         obligations backed      obligations of
                                  only by a               municipal issuers
                                  municipality's          because of the
                                  taxing or               escrow of U.S.
                                  borrowing               Government
                                  authority               obligations
--------------------------------------------------------------------------------

SHARES OF OTHER INVESTMENT      o Could result in       o May provide
COMPANIES                         duplicate               additional
                                  management or           diversification
UP TO 10%                         advisory fees
--------------------------------------------------------------------------------

ILLIQUID SECURITIES             o May be difficult      o May offer a more
                                  to value                attractive yield
UP TO 10% OF NET ASSETS                                   than more widely
                                o May be difficult        traded securities
                                  to sell at the
                                  time or price
                                  desired

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                                                                               9
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How the Fund is Managed
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BOARD OF DIRECTORS

The Fund's Board of Directors oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER

PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. PIFM also is responsible for supervising the Fund's investment adviser. For the fiscal year ended December 31, 1999, the Fund paid PIFM management fees of .50% of the Fund's average net assets.

     PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of December 31, 1999, PIFM served as the Manager to all 42 of the Prudential mutual funds, and as manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $73.5 billion.

INVESTMENT ADVISER

The Prudential Investment Corporation, called Prudential Investments, is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and pays Prudential Investments for its services.

     Prudential Investments' fixed income group is organized into teams that specialize by sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom-up security selection within those guidelines.


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10  PRUDENTIAL TAX-FREE MONEY FUND, INC.          (telephone)     (800) 225-1852
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

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How the Fund is Managed
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DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's shares and provides certain shareholder support services. The Fund pays distribution and other fees from the assets of the Fund to PIMS as compensation for its services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables. Because these fees are paid from the Fund's assets on a continuous basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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                                                                              11

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Fund Distributions and Tax Issues
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Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders.

     The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS


The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The Fund intends to invest so that dividend distributions to you will be exempt from federal taxation. The dividends you receive from the Fund will generally be EXEMPT FROM FEDERAL INCOME TAXES (though not necessarily exempt from state and local taxation) as long as 50% or more of the value of the Fund's assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for federal income tax purposes and as long as the Fund mails a notice to you that properly designates the dividend as an exempt interest dividend.


     However, if you are subject to the alternative minimum tax, you will have to pay tax on the portion of dividend distributions from the Fund attributable to the Fund's investments in certain "private activity" bonds. The Fund will not invest more than 20% of its net assets in these bonds.

     Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Fund sells assets for a profit.

     For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. For more information about automatic reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Fund - How To Buy Shares" at Step 3: Additional Shareholder Services.


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12  PRUDENTIAL TAX-FREE MONEY FUND, INC.          (telephone)     (800) 225-1852
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

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Fund Distributions and Tax Issues
--------------------------------------------------------------------------------


TAX ISSUES
FORM 1099

Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

     Fund distributions are generally taxable in the year they are received, except where we declare certain dividends in December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year. As noted above, however, the Fund intends to pay dividends that are exempt from federal income taxes.

WITHHOLDING TAXES

If federal tax law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions and sales proceeds. Dividends of net investment income and short-term capital gains paid to a NONRESIDENT FOREIGN SHAREHOLDER generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

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                                                                              13

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How to Buy, Sell and
Exchange Shares of the Fund
--------------------------------------------------------------------------------


HOW TO BUY SHARES

STEP 1: OPEN AN ACCOUNT

If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC
(PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

     To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Fund, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.

     Except as noted below, the minimum initial investment for Fund shares is $1,000 and the minimum subsequent investment is $100. All minimum investment requirements are waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors.

PURCHASES THROUGH PRUDENTIAL SECURITIES

Purchases of shares of the Fund through Prudential Securities are made through automatic investment procedures (the Autosweep Program). You cannot purchase shares through Prudential Securities other than through the Autosweep Program, except as specifically provided (that is, you cannot make a manual purchase).

     The Autosweep Program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Prudential Securities Financial Advisor. The following discussion assumes that you have selected the Fund as your primary money sweep fund.

     For Individual Retirement Accounts (IRAs) and Benefit Plans in the Autosweep Program, all credit balances (that is, immediately available funds) of $1 or more will be invested in the Fund on a daily basis. Prudential

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14  PRUDENTIAL TAX-FREE MONEY FUND, INC.          (telephone)     (800) 225-1852
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Securities will arrange for the investment of the credit balance in the Fund and will purchase shares of the Fund equal to that amount. This will occur on the business day following the availability of the credit balance. Prudential Securities may use and retain the benefit of credit balances in your account until Fund shares are purchased.

     For accounts other than IRAs and Benefit Plans, shares of the Fund will be purchased as follows:

     o When your account has a credit balance of $10,000 or more, Prudential Securities will arrange for the automatic purchase of shares of the Fund. This will occur on the business day following the availability of the credit balance

     o When your account has a credit balance that results from a securities sale totaling $1,000 or more, the available cash will be invested in the Fund on the settlement date

     o For all other credit balances of $1 or more, shares will be purchased automatically at least once a month on the last business day of each month

     Purchases through the Autosweep Program are subject to a minimum initial investment of $1,000, which is waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors. You will begin earning dividends on your shares purchased through the Autosweep Program on the first business day after the order is placed. Prudential Securities will purchase shares of the Fund at the price determined at 4:30 p.m., New York time, on the business day following the existence of the credit balance, which is the second business day after the availability of the credit balance. Prudential Securities will use and retain the benefit of credit balances in your account until Fund shares are purchased.

     Your investment in the Fund will be held in the name of Prudential Securities. Prudential Securities will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.

     The charges and expenses of the Autosweep program are not reflected in the Fees and Expenses tables. For information about participating in the Autosweep Program, you should contact your Prudential Securities Financial Advisor.

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                                                                              15
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PURCHASES THROUGH THE PRUDENTIAL ADVANTAGE ACCOUNT PROGRAM

The Prudential Advantage Account Program (the Advantage Account Program) is a financial services program available to clients of Pruco Securities Corporation (Pruco) and provides for an automatic investment procedure similar to the Autosweep Program. The Advantage Account Program consists of two types of accounts: the Investor Account and the Advantage Account, which offer additional services, such as a debit card and check writing.

     The Advantage Account Program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Pruco representative or the Advantage Service Center. The following discussion assumes that you have selected the Fund as your primary money sweep fund.

     With the Advantage Account as well as the Investor Account for Benefit Plans and IRAs, all credit balances (that is, immediately available funds) of $1 or more will be invested in the Fund on a daily basis. Prudential Securities (Pruco's clearing broker) arranges for the investment of the credit balance in the Fund and will purchase shares of the Fund equal to that amount. This will occur on the business day following the availability of the credit balance. Prudential Securities may use and retain the benefit of credit balances in your account until Fund shares are purchased.

     If you have an Investor Account (non-IRAs), shares of the Fund will be purchased as follows:

     o When your account has a credit balance of $10,000 or more, Prudential Securities will arrange for the automatic purchase of shares of the Fund with all cash balances of $1 or more. This will occur on the business day following the availability of the credit balance

     o When your account has a credit balance that results from a securities sale totaling more than $1,000, all cash balances of $1 or more will be invested in the Fund on the business day following the settlement date

     o For all other credit balances of $1 or more, shares will be purchased automatically at least once a month on the last business day of each month

     You will begin earning dividends on your shares purchased through the Advantage Account Program on the first business day after the order is placed. Prudential Securities will purchase shares of the Fund at the price determined at 4:30 p.m., New York time, on the business day following the availability of

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16  PRUDENTIAL TAX-FREE MONEY FUND, INC.          (telephone)     (800) 225-1852
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the credit balance. Prudential Securities will use and retain the benefit of credit balances in your account until Fund shares are purchased.

     Purchases of, withdrawals from and dividends from the Fund will be shown on your Advantage Account or Investor Account statement.

     The charges and expenses of the Advantage Account Program are not reflected in the Fees and Expenses tables. For information about participating in the Advantage Account Program, you should call (800) 235-7637.

MANUAL PURCHASES

You may make a manual purchase (that is, a non-money market sweep purchase) of Fund shares in either of the following situations:

     o You do not participate in a money market sweep program (the Autosweep Program or the Advantage Account Program), or

     o You participate in a money market sweep program, but the Fund is not designated as your primary money market sweep fund.

     The minimum initial investment for a manual purchase of shares of the Fund is $1,000 and the minimum subsequent investment is $100, except that all minimum investment requirements are waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors.

     If you make a manual purchase through Prudential Securities, Prudential Securities will place your order for shares of the Fund on the business day after the purchase order is received for settlement that day, which is the second business day after receipt of the purchase order by Prudential Securities. Prudential Securities may use and retain the benefit of credit balances in a client's brokerage account until monies are delivered to the Fund (Prudential Securities delivers Federal Funds on the business day after settlement).

     If you make a manual purchase through the Fund's Distributor, through your broker or dealer (other than Prudential Securities) or directly from the Fund, shares will be purchased at the net asset value next determined after receipt of your order and payment in proper form. When your payment is received by 4:30 p.m., New York time, shares will be purchased that day and you will begin to earn dividends on the following business day. If you purchase shares through a broker or dealer, your broker or dealer will forward your order and payment to the Fund. You should contact your broker or dealer for information about services that they may provide, including an automatic sweep feature. Transactions in Fund shares may be subject to postage and

--------------------------------------------------------------------------------
                                                                              17
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How to Buy, Sell and
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other charges imposed by your broker or dealer. Any such charge is retained by your broker or dealer and is not sent to the Fund.

STEP 2: UNDERSTANDING THE PRICE YOU'LL PAY

When you invest in a mutual fund, you buy shares of the Fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.

     The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain an NAV of $1 per share at all times. Your broker may charge you a separate or additional fee for purchases of shares.

     We determine the NAV of our shares once each business day at 4:30 p.m., New York time, on days that the New York Stock Exchange is open for trading. We do not determine NAV on days when we have not received any orders to purchase, sell, or exchange or when changes in the value of the Fund's portfolio do not affect the NAV.

STEP 3: ADDITIONAL SHAREHOLDER SERVICES

As a Fund shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains, if any, to shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

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18  PRUDENTIAL TAX-FREE MONEY FUND, INC.          (telephone)     (800) 225-1852
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REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES

You can sell your shares of the Fund at any time, subject to certain restrictions.

     When you sell shares of the Fund--also known as redeeming shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:30 p.m., New York time, to process the sale on that day. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: REDEMPTION SERVICES
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

     Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES. There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption of Fund Shares--Restrictions on Sales."

     If you are selling more than $100,000 of shares, if you want the check payable to or sent to someone or some place that is not in our records, or you are a business or trust, and if you hold your shares directly with the Transfer

--------------------------------------------------------------------------------
                                                                              19
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Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution". An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase and Redemption of Fund Shares."

REDEMPTION IN KIND. If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

AUTOMATIC REDEMPTION FOR THE AUTOSWEEP PROGRAM. If you participate in the Autosweep Program, your Fund shares may be automatically redeemed to cover any deficit in your Prudential Securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.

     The amount of the redemption will be the lesser of the total value of Fund shares held in your Prudential Securities account or the deficit in your Prudential Securities account. If you use this automatic redemption procedure and want to pay for a securities transaction in your account other than through this procedure, you must deposit cash in your securities account before the settlement date. If you use this automatic redemption procedure and want to pay any other deficit in your securities account other than through this procedure, you must deposit cash in your securities account before you incur the deficit.

     Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.

AUTOMATIC REDEMPTION FOR THE ADVANTAGE ACCOUNT. If you participate in the Advantage Account Program, your Fund shares may be automatically redeemed to cover any deficit in your securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.

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20  PRUDENTIAL TAX-FREE MONEY FUND, INC.          (telephone)     (800) 225-1852
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     The amount of the redemption will be the lesser of the total value of Fund shares held in your securities account or the deficit in your securities account. A deficit in your Advantage Account may result from activity arising under the program, such as debit balances incurred by the use of the Visa(R) Account, including Visa purchases, cash advances and Visa Account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.

     Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests.

HOW TO EXCHANGE YOUR SHARES

You can exchange your shares of the Fund for shares in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements of such other Prudential mutual fund. You can exchange shares of the Fund for Class A shares of another Prudential mutual fund, but you can't exchange Fund shares for Class B, Class C or Class Z shares of another Prudential mutual fund, except that shares purchased prior to January 22, 1990 that are subject to a contingent deferred sales charge can be exchanged for Class B shares.

     If you hold shares through a broker, you must exchange shares through your broker. Otherwise, contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

     When you exchange shares of the Fund for Class A shares of any other Prudential mutual fund, you will be subject to any sales charge that may be imposed by such other Prudential mutual fund. The sales charge is imposed at the time of your exchange.

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                                                                              21
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FREQUENT TRADING

Frequent trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Fund's investments. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled accounts. The decision may be based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange purchase order after the day the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS AND EXCHANGES

     You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852 before 4:15 p.m., New York time. You will receive a redemption amount based on that day's NAV.

     The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund and its agents will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

     In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail.

     The telephone redemption and exchange privileges may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.


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22  PRUDENTIAL TAX-FREE MONEY FUND, INC.          (telephone)     (800) 225-1852
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


The financial highlights are intended to help you evaluate the Fund's financial performance. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming reinvestment of all dividends and other distributions. The information is for shares of the Fund for the periods indicated.

     Review this chart with the financial statements which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge.

     The financial highlights for the five fiscal years ended December 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, whose reports were unqualified.



FUND SHARES (fiscal year ended 12-31)
PER SHARE OPERATING PERFORMANCE         1999     1998      1997      1996      1995
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR     $1.00    $1.00     $1.00     $1.00     $1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income and net
  realized gains                        .025     .028      .030      .028      .031
Dividends and distributions to
  shareholders                         (.025)   (.028)    (.030)    (.028)    (.031)
Net asset value, end of period         $1.00    $1.00     $1.00     $1.00     $1.00

Total return(1)                         2.56%    2.83%     3.00%     2.84%     3.15%
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                1999     1998      1997       1996     1995
-----------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000)     $179,887 $199,165  $329,812  $333,808  $387,651

RATIOS TO AVERAGE NET ASSETS:

Net investment income                   2.51%    2.80%     2.97%     2.83%     3.14%
Expenses                                 .81%     .80%      .78%      .80%      .85%
-----------------------------------------------------------------------------------

1 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND SOLD ON THE LAST DAY OF EACH YEAR REPORTED.

--------------------------------------------------------------------------------
                                                                              23

--------------------------------------------------------------------------------
The Prudential Mutual Fund Family
--------------------------------------------------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.


STOCK FUNDS
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
   PRUDENTIAL SMALL-CAP INDEX FUND
   PRUDENTIAL STOCK INDEX FUND
The Prudential Investment Portfolios, Inc.
   PRUDENTIAL JENNISON GROWTH FUND
   PRUDENTIAL JENNISON GROWTH & INCOME FUND
Prudential Mid-Cap Value Fund
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
   PRUDENTIAL FINANCIAL SERVICES FUND
   PRUDENTIAL HEALTH SERVICES FUND
   PRUDENTIAL TECHNOLOGY FUND
   PRUDENTIAL UTILITY FUND
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value
   Fund, Inc.
Prudential Tax-Managed Funds
   PRUDENTIAL TAX-MANAGED EQUITY FUND
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
   NICHOLAS-APPLEGATE GROWTH EQUITY FUND
Target Funds
   LARGE CAPITALIZATION GROWTH FUND
   LARGE CAPITALIZATION VALUE FUND
   SMALL CAPITALIZATION GROWTH FUND
   SMALL CAPITALIZATION VALUE FUND
Asset Allocation/Balanced Funds
Prudential Balanced Fund
Prudential Diversified Funds
   CONSERVATIVE GROWTH FUND
   MODERATE GROWTH FUND
   HIGH GROWTH FUND
The Prudential Investment Portfolios, Inc.
   PRUDENTIAL ACTIVE BALANCED FUND

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
   PRUDENTIAL DEVELOPING MARKETS
      EQUITY FUND
   PRUDENTIAL LATIN AMERICA EQUITY FUND
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund
   PRUDENTIAL EUROPE INDEX FUND
   PRUDENTIAL PACIFIC INDEX FUND
Prudential Natural Resources
   Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   PRUDENTIAL GLOBAL GROWTH FUND
   PRUDENTIAL INTERNATIONAL VALUE FUND
   PRUDENTIAL JENNISON INTERNATIONAL
      GROWTH FUND
Global Utility Fund, Inc.
Target Funds
   INTERNATIONAL EQUITY FUND
Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond
   Fund, Inc.

--------------------------------------------------------------------------------
24   PRUDENTIAL TAX-FREE MONEY FUND, INC.         (telephone)     (800) 225-1852
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Prudential Mutual Fund Family
--------------------------------------------------------------------------------

BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
   SHORT-INTERMEDIATE TERM SERIES
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return
   Fund, Inc.
Prudential Index Series Fund
   PRUDENTIAL BOND MARKET INDEX FUND
Prudential Structured Maturity Fund, Inc.
   INCOME PORTFOLIO
Target Funds
   TOTAL RETURN BOND FUND
Tax-Exempt Bond Funds
Prudential California Municipal Fund
   CALIFORNIA SERIES
   CALIFORNIA INCOME SERIES
Prudential Municipal Bond Fund
   HIGH INCOME SERIES
   INSURED SERIES
Prudential Municipal Series Fund
   FLORIDA SERIES
   MASSACHUSETTS SERIES
   NEW JERSEY SERIES
   NEW YORK SERIES
   NORTH CAROLINA SERIES
   OHIO SERIES
   PENNSYLVANIA SERIES
Prudential National Municipals
   Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
   LIQUID ASSETS FUND
   NATIONAL MONEY MARKET FUND
Prudential Government Securities Trust
   MONEY MARKET SERIES
   U.S. TREASURY MONEY MARKET SERIES
Prudential Special Money Market
   Fund, Inc.
   MONEY MARKET SERIES
Prudential MoneyMart Assets, Inc.
Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
   CALIFORNIA MONEY MARKET SERIES
Prudential Municipal Series Fund
   CONNECTICUT MONEY MARKET SERIES
   MASSACHUSETTS MONEY MARKET SERIES
   NEW JERSEY MONEY MARKET SERIES
   NEW YORK MONEY MARKET SERIES
Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund
Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
   INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Please read this prospectus before
you invest in the Fund and keep it
for future reference. For information
or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 225-1852
(732) 482-7555
  (if calling from outside the U.S.)

----------------------------------------
Outside Brokers Should Contact:
PRUDENTIAL INVESTMENT MANAGEMENT
  SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769

----------------------------------------
Visit Prudential's Web Site At:
http://www.prudential.com

Additional information about the
Fund can be obtained without charge
and can be found in the following
documents:

STATEMENT OF ADDITIONAL
  INFORMATION (SAI)
  (incorporated by reference into
  this prospectus)

ANNUAL REPORT

SEMI-ANNUAL REPORT

MF103A

You can also obtain copies of Fund
documents from the Securities and
Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

By Electronic Request:
public info@sec.gov
(The SEC charges a fee to copy
documents.)

In Person:
Public Reference Room in
Washington, DC
  (For hours of operation, call
  1(202) 942-8090.)

Via the Internet:
on the EDGAR Database at
http://www.sec.gov

----------------------------------------
CUSIP Number: 74436P-10-3
QUOTRON Symbol: PBFXX

Investment Company Act File No:
811-2927

                                        [LOGO]        Printed on Recycled Paper

                      PRUDENTIAL TAX FREE MONEY FUND, INC.


                       Statement of Additional Information
                             Dated February 29, 2000

     Prudential Tax-Free Money Fund, Inc. (the Fund) is an open-end, diversified management investment company whose investment objective is to seek the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. The Fund pursues this objective by investing primarily in a portfolio of short-term debt obligations issued by states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, duly constituted authorities and corporations, the interest from which is wholly-exempt from federal income tax in the opinion of bond counsel to the issuer. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests" in the Fund's Prospectus and "Description of the Fund, its Investments and Risks" below.

     The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.

     This Statement of Additional Information sets forth information about the Fund. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated February 29, 2000, a copy of which may be obtained from the Fund upon request at the address or telephone number noted above.

                               TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
Fund History .............................................................  B-2
Description of the Fund, its Investments and Risks .......................  B-2
Investment Restrictions ..................................................  B-5
Management of the Fund ...................................................  B-6
Control Persons and Principal Holders of Securities ......................  B-9
Investment Advisory and Other Services ...................................  B-9
Brokerage Allocation and Other Practices .................................  B-12
Securities and Organization ..............................................  B-12
Purchase and Redemption of Fund Shares ...................................  B-13
Net Asset Value ..........................................................  B-14
Taxes, Dividends and Distributions .......................................  B-15
Calculation of Yield .....................................................  B-16
Financial Statements .....................................................  B-17
Report of Independent Accountants ........................................  B-26
Appendix--Description of Ratings .........................................  I-1


================================================================================

MF103B

                                     FUND HISTORY

     The Fund was organized as a corporation under the laws of Maryland on March 22, 1979.


               DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

          (a) CLASSIFICATION. The Fund is a diversified open-end management investment company.

          (b) INVESTMENT STRATEGIES AND RISKS.

     The Fund's investment objective is to seek the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. Additional information relating to the Fund's principal investment policies and strategies discussed in the Fund's Prospectus, and information about other securities, instruments, policies and strategies which the Fund may use from time to time in seeking to achieve its investment objective, are described below. The Fund may not be successful in achieving its investment objective and you can lose money.

MUNICIPAL BONDS

     The Fund may invest in municipal bonds and municipal notes, which are collectively referred to as Municipal Bonds in the Fund's Prospectus and this Statement of Additional Information.

     Municipal bonds are generally issued to obtain funds for various public purposes, including construction of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. They may also be issued to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. Municipal bonds also include bonds issued by or on behalf of public authorities in order to obtain funds with which to provide privately operated housing facilities, sports facilities, pollution control facilities, convention or trade show facilities, industrial, port or parking facilities and facilities for water supply, gas, electricity or waste disposal. These bonds are typically revenue bonds and generally do not carry the pledge of the issuer's credit.

     Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power.

     Municipal notes are short-term obligations generally with a maturity, at the time of issuance, ranging from six months to three years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues, are usually general obligations of the issuing municipality or agency.

     Municipal notes also include tax-exempt or municipal commercial paper, which is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing and to be paid from general revenues of the municipality or refinanced with long-term debt. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

     The Fund will treat an investment in a municipal security refunded with escrowed U.S. Government securities as U.S. Government securities for purposes of the diversification requirements of the Investment Company Act of 1940, as amended (the Investment Company Act) provided: (i) the escrowed securities are "government securities" as defined in the Investment Company Act; (ii) the escrowed securities are irrevocably pledged only to payment of debt service on the refunded securities, except to the extent there are amounts in excess of funds necessary for such debt service; (iii) principal and interest on the escrowed securities will be sufficient to satisfy all scheduled principal, interest and any premiums on the refunded securities and a verification report prepared by a party acceptable to a nationally recognized statistical rating organization, or counsel to the holders of the refunded securities, so verifies;
(iv) the escrow agreement provides that the issuer of the refunded securities grants and assigns to the escrow agent, for the equal and ratable benefit of the holders of the refunded securities, an express first lien on, pledge of and perfected security interest in the escrowed securities and the interest income thereon and (v) the escrow agent had no lien of any type with respect to the escrowed securities for payment of its fees or expenses except to the extent there are excess securities, as described in (ii) above. The Fund will not, however, invest more than 25% of its total assets in pre-refunded bonds of the same municipal issuer.

     VARIABLE RATE AND FLOATING RATE SECURITIES. The interest rates payable on certain Municipal Bonds are not fixed and may fluctuate based upon changes in market rates. Municipal Bonds of this type are called "variable rate" or "floating rate"


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obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated intervals and the interest rate payable on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features of these obligations typically include the right of the Fund to demand, in some cases, at specified intervals of less than one year or, in other cases, upon not less than seven days' notice, prepayment of the principal amount of the obligation prior to its stated maturity (a demand feature). In addition, the issuer may have the right, at similar intervals or upon similar notice, to prepay the principal amount prior to maturity. The principal benefit of variable and floating rate obligations is that the interest rate adjustment minimizes changes in the market value of the obligations. As a result, the purchase of such obligations should enhance the ability of the Fund to maintain a stable net asset value per share (see Net Asset Value) and to sell an obligation prior to maturity at a price approximating the full principal amount of the obligation. The payment of principal and interest by issuers of certain Municipal Bonds purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a Municipal Bond meets the Fund's investment quality requirements.

     PUTS. The Fund may purchase Municipal Bonds together with the right to resell the Municipal Bonds to the seller at an agreed-upon price or yield within a specified period prior to the maturity date of the bonds. Such a right to resell is commonly known as a "put" or "tender option," and the aggregate price which the Fund pays for Municipal Bonds with puts or tender options is higher than the price which otherwise would be paid for the Bonds. Consistent with the Fund's investment objective and subject to the supervision of the Board of Directors, the primary purpose of this practice is to permit the Fund to be fully invested in securities the interest on which is exempt from federal income taxes while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase, at a later date, securities other than those subject to the put. The Fund's policy is generally to exercise the puts or tender options on their expiration date when the exercise price is higher than the current market price for related Municipal Bonds. Puts or tender options may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in the event the Fund's investment adviser revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts or tender options prior to their expiration date and in selecting which puts or tender options to exercise in such circumstances, the investment adviser considers, among other things, the amount of cash available to the Fund, the expiration dates of the available puts or tender options, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Fund's portfolio.

     The Fund values Municipal Bonds which are subject to puts or tender options at amortized cost; no value is assigned to the put or tender option. The cost of the put or tender option is carried as an unrealized loss from the time of purchase until it is exercised or expires. The value of the put or tender option is dependent on the ability of the put writer to meet its obligation of repurchase, and it is the Fund's general policy to enter into put or tender option transactions only with such brokers, dealers or other financial institutions which present minimal credit risks. There is a credit risk associated with the purchase of puts or tender options in that the broker, dealer or financial institution might default on its obligation to repurchase an underlying security. The Fund has received a ruling of the Internal Revenue Service to the effect that the Fund will be considered the owner of the Municipal Bonds subject to the puts or tender options so that the interest on the bonds will be tax-exempt income to the Fund.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Municipal Bonds are frequently offered on a when-issued or delayed delivery basis. When so offered, the price and coupon rate are fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation and, during the period between purchase and settlement, no interest accrues to the purchaser. While securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale would be desirable for investment reasons. At the time the Fund makes the commitment to purchase a Municipal Bond on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the bond in determining its net asset value. The Fund will also establish a segregated account with its custodian bank in which it will maintain cash or other liquid assets equal in value to commitments for when-issued or delayed delivery securities. If the Fund chooses to dispose of the when-issued or delayed delivery security prior to the settlement date, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. The Fund does not believe that its net asset value or net investment income will be adversely affected by its purchase of Municipal Bonds on a when-issued or delayed delivery basis. The Fund may invest in when-issued or delayed delivery securities without other limitation.

     OTHER MATTERS. For purposes of diversification under the Investment Company Act, the identification of the issuer of Municipal Bonds depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority,

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instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a private activity revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user would be regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be regarded as a separate security and treated as an issue of such government or entity.

BORROWING

     The Fund may borrow from banks (including through entering into reverse repurchase agreements) up to and including 5% of the value of its total assets taken at cost for temporary or emergency purposes. The Fund may pledge up to and including 10% of its net assets to secure such borrowings.

REPURCHASE AGREEMENTS

     The Fund may invest up to 5% of its assets in repurchase agreements whereby the seller of a security agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the security. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. The Fund participates in a joint repurchase account with other investment companies managed by PIFM pursuant to an order of the Securities and Exchange Commission (SEC).

ILLIQUID SECURITIES

     The Fund may not hold more than 10% of its net assets in illiquid securities. If the Fund were to exceed this limit, the investment adviser would take prompt action to reduce the Fund's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act, commercial paper and municipal lease obligations for which there is a readily available market will not be deemed to be illiquid under procedures established by the Board of Directors. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the

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mechanics of the transfer). With respect to municipal lease obligations, the investment adviser will also consider: (1) the willingness of the municipality to continue, annually or biannually, to appropriate funds for payment of the lease; (2) the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease; (3) in the case of unrated municipal lease obligations, an analysis of factors similar to that performed by nationally recognized statistical rating organizations (NRSROs) in evaluating the credit quality of a municipal lease obligation, including (i) whether the lease can be cancelled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (v) the legal recourse in the event of failure to appropriate; and (4) any other factors unique to municipal lease obligations as determined by the investment adviser. With respect to commercial paper that is issued in reliance on Section 4(2) of the Securities Act: (1) it must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (2) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.



                             INVESTMENT RESTRICTIONS

     The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares. With respect to the submission of a change in fundamental policy or investment objective of the Fund, such matters shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of such matters as provided above.

     The following investment restrictions are fundamental policies of the Fund and may not be changed except as described above.

     The Fund may not:

     (1) Invest more than 5% of the market or other fair value of its total assets in the securities of any one issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities or secured by such obligations). See "Municipal Bonds--Other Matters" under "Description of the Fund, its Investments and Risks" for the definition of an issuer.

     (2) Make short sales of securities.

     (3) Purchase securities on margin, except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities.

     (4) Borrow money, except that the Fund may borrow for temporary purposes in amounts not exceeding 5% of the market or other fair value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed). Any such borrowings will be made only from banks. Secured temporary borrowings may take the form of reverse repurchase agreements, pursuant to which the Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component. The Fund would maintain, in a segregated account with its custodian, liquid assets equal in value to the amount owed.

     (5) Pledge its assets or assign or otherwise encumber them in excess of 10% of its assets (taken at market or other fair value at the time of pledging) and then only to secure borrowings effected within the limitations set forth in restriction (4).

     (6) Engage in the underwriting of securities.

     (7) Purchase or sell real estate mortgage loans, although it may purchase Municipal Bonds secured by interests in real estate.

     (8) Make loans of money or securities, except through the purchase of debt obligations or repurchase agreements.

     (9) Purchase securities of other investment companies, except in the open market involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities or except in connection with a merger, consolidation, reorganization or acquisition of assets.

     (10) Invest for the purpose of exercising control or management of another company.

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     (11) Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with less than three years of operating history.

     In addition, the Fund may not purchase any security (other than obligations of the U.S. Government, its agencies and instrumentalities) if as a result 25% or more of the value of the Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

     Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take action within three days to reduce its borrowings, as required by applicable law.


                             MANAGEMENT OF THE FUND

(A)  DIRECTORS

     The Fund has Directors who, in addition to overseeing the actions of the Fund's Manager, Subadviser, and Distributor, decide upon matters of general policy.

     The Directors also review the actions of the officers of the Fund, who conduct and supervise the daily business operations of the Fund.

(B)  MANAGEMENT INFORMATION--DIRECTORS AND OFFICERS

                                  POSITION WITH
NAME, ADDRESS AND AGE (1)           THE FUND       PRINCIPAL OCCUPATIONS AND OTHER AFFILIATIONS FOR THE LAST FIVE YEARS
------------------------          --------------   --------------------------------------------------------------------
  Delayne Dedrick Gold (61)       Director         Marketing and Management Consultant.

* Robert F. Gunia (53)            Vice President   Executive Vice President and Chief Administrative Officer (since
                                     and Director     June 1999) of Prudential Investments; Corporate Vice President
                                                      (since September 1997) of The Prudential Insurance Company of
                                                      America (Prudential); Executive Vice President and Treasurer
                                                      (since December 1996) of Prudential Investments Fund Management
                                                      LLC (PIFM); President (since April 1999) Prudential Investment
                                                      Management Services LLC (PIMS); formerly Senior Vice President
                                                      (March 1987-May 1999) of Prudential Securities Incorporated
                                                      (Prudential Securities); formerly Chief Administrative Officer
                                                      (July 1990-September 1996), Director (January 1989-September
                                                      1996), and Executive Vice President, Treasurer and Chief
                                                      Financial Officer (June 1987-September 1996) of Prudential
                                                      Mutual Fund Management, Inc. (PMF); Vice President and Director
                                                      (since May 1989) of The Asia Pacific Fund, Inc.

  Robert E. LaBlanc (65)          Director         President (since 1981) of Robert E. LaBlanc Associates, Inc.
                                                      (telecommunications); formerly General Partner at Salomon
                                                      Brothers and Vice-Chairman of Continental Telecom; Director of
                                                      Storage Technology Corporation, Titan Corporation, Salient 3
                                                      Communications, Inc. and Tribune Company; and Trustee of
                                                      Manhattan College.

  * David R. Odenath, Jr. (42)    Director         Officer in Charge, President, Chief Executive Officer and Chief
                                                      Operating Officer (since June 1999) of PIFM; Senior Vice
                                                      President (since June 1999) of Prudential; Senior Vice President
                                                      (August 1993-May 1999) of PaineWebber Group, Inc.



                                  POSITION WITH
NAME, ADDRESS AND AGE (1)           THE FUND       PRINCIPAL OCCUPATIONS AND OTHER AFFILIATIONS FOR THE LAST FIVE YEARS
------------------------          --------------   --------------------------------------------------------------------
  Robin B. Smith (60)             Director         Chairman and Chief Executive Officer (since August 1996) of
                                                      Publishers Clearing House; formerly President and Chief Executive
                                                      Officer (January 1989-August 1996) and President and Chief
                                                      Operating Officer (September 1981-December 1988) of Publishers
                                                      Clearing House; Director of BellSouth Corporation, Texaco Inc.,
                                                      Springs Industries Inc., and Kmart Corporation.

  Stephen Stoneburn (56)          Director         President and Chief Executive Officer (since June 1996) of Quadrant
                                                      Media Corp. (a publishing company); formerly President (June
                                                      1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice
                                                      President and Managing Director (January 1993-1995) of Cowles
                                                      Business Media; Senior Vice President (January 1991-1992) and
                                                      Publishing Vice President (May 1989-December 1990) of Gralla
                                                      Publications (a division of United Newspapers, U.K.); and Senior
                                                      Vice President of Fairchild Publications, Inc.

  * John R. Strangfeld, Jr. (46)  President and    Chief Executive Officer, Chairman, President and Director (since
                                     Director         January 1990) of The Prudential Investment Corporation;
                                                      Executive Vice President (since February 1998) of Prudential
                                                      Global Asset Management Group of Prudential; Chairman (since
                                                      August 1989) of Pricoa Capital Group; formerly various
                                                      positions to Chief Executive Officer (November 1994-December
                                                      1998) of Private Asset Management Group of Prudential and
                                                      Senior Vice President (January 1986-August 1989) of Prudential
                                                      Capital Group, a unit of Prudential.

  Nancy H. Teeters (69)           Director         Economist; formerly Director of Inland Steel Industries (July
                                                      1991-1999); formerly, Vice President and Chief Economist (March
                                                      1986-June 1990) of International Business Machines Corporation;
                                                      formerly, Governor of Federal Reserve System (1978-1984).

  Clay T. Whitehead (61)          Director         President (since May 1983) of National Exchange Inc. (new business development firm).

  Robert C. Rosselot (39)         Secretary        Assistant General Counsel (since September 1997) of PIFM;
                                                      formerly, partner with the law firm of Howard & Howard,
                                                      Bloomfield Hills, Michigan (December 1995-September 1997) and
                                                      Corporate Counsel, Federated Investors (1990-1995).

  Grace C. Torres (40)            Treasurer and    First Vice President (since December 1996) of PIFM; First Vice
                                       Principal      President (since March 1994) of Prudential Securities; formerly
                                       Financial      First Vice President (March 1994-September 1996) of Prudential
                                     and              Mutual Fund Management, Inc. and Vice President (July 1989-March
                                       Accounting     1994) of Bankers Trust Corporation.
                                       Officer

  Stephen M. Ungerman (46)        Assistant        Vice President and Tax Director (since March 1996) of Prudential
                                     Treasurer        Investments; formerly First Vice President (February
                                                      1993-September 1996) of Prudential Mutual Fund Management, Inc.

--------------

(1) Unless otherwise noted, the address for each of the above persons is c/o Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

* "Interested" Director, as defined in the Investment Company Act, by reason of his affiliation with Prudential Securities or PIFM.

     Directors and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies distributed by Prudential Securities.

     The officers conduct and supervise the daily business operations of the Fund, while the Directors, in addition to their functions set forth under "Manager" and "Distributor," review such actions and decide on general policy.

     The Board of Directors has adopted a retirement policy which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75.

     Pursuant to the Management Agreement with the Fund, the Manager pays all compensation of officers and employees of the Fund as well as the fees and expenses of all Directors of the Fund who are affiliated persons of the Manager.


     The Fund pays each of its Directors who is not an affiliated person of PIFM annual compensation of $1,225, in addition to certain out-of-pocket expenses. Directors who serve on Fund Committees receive additional compensation. The amount of compensation paid to each Director may change as a result of the introduction of additional funds upon which the Director will be asked to serve.

     Directors may receive their Directors' fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues daily the amount of such Director's fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter (the T-Bill rate) or, pursuant to an SEC exemptive order, at the daily rate of return of the Fund (the Fund rate). Payment of the interest so accrued is also deferred and accruals become payable at the option of the Director. The Fund's obligation to make payments of deferred Directors' fees, together with interest thereon, is a general obligation of the Fund.

     The following table sets forth the aggregate compensation paid by the Fund for the fiscal year ended December 31, 1999 to the Directors who are not affiliated with the Manager and the aggregate compensation paid to such Directors for service on the Fund's Board and that of all other funds managed by PIFM (Fund Complex) for the calendar year ended December 31, 1999.


                               COMPENSATION TABLE

                                                                 TOTAL 1999
                                                                COMPENSATION
                                                                  FROM FUND
                                           AGGREGATE              AND FUND
                                         COMPENSATION           COMPLEX PAID
         NAME AND POSITION                 FROM FUND           TO DIRECTORS(2)
         -----------------               ------------          --------------
Edward D. Beach--Former Director            $1,225             $142,500(43/70)*
Delayne D. Gold--Director                   $1,225             $144,500(43/70)*
Robert F. Gunia (1)--Director                 --                    --
Don G. Hoff--Former Director                $  750             $ 22,500(14/17)*
Robert F. LaBlanc--Director                 $1,225             $ 61,250(20/39)*
David R. Odenath, Jr. (1)                    --                    --
Robin B. Smith--Director                    $1,225             $ 96,000(32/44)*
Stephen Stoneburn--Director                 $1,225             $ 61,250(20/39)*
John R. Strangfeld, Jr. (1)                 --                     --
Nancy H. Teeters--Director                  $1,250             $ 97,000(25/43)*
Clay T. Whitehead--Director                 $  100             $ 77,000(38/66)*

----------

* Indicates number of funds/portfolios in Fund Complex (including the Fund) to which aggregate compensation relates.

(1) Directors who are "interested" do not receive compensation from the Fund Complex (including the Fund).

(2) Total compensation from all of the funds in the Fund Complex for the calendar year ended December 31, 1999, including amounts deferred at the election of Directors under the funds' Deferred Compensation Plans. Including accrued interest, total deferred compensation amounted to $156,478 for Robin B. Smith. Currently, Ms. Smith has agreed to defer some of her fees at the T-Bill rate and other fees at the Fund rate.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of February 11, 2000, the Directors and officers of the Fund, as a group, beneficially owned less than 1% of the outstanding shares of Common Stock of the Fund.

     As of February 11, 2000, there were no beneficial owners, directly or indirectly, of more than 5% of the outstanding common stock of the Prudential Tax-Free Money Fund, Inc.

     As of February 11, 2000, Prudential Securities was the record holder for other beneficial owners of 166,475,680 shares of the Fund, representing approximately 92.2% of the shares then outstanding. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.


                     INVESTMENT ADVISORY AND OTHER SERVICES

(A)  INVESTMENT ADVISER

     The manager of the Fund is Prudential Investments Fund Management LLC (PIFM or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PIFM serves as manager to all of the other investment companies that, together with the Fund, comprise the Prudential Mutual Funds. See "How the Fund is Managed--Manager" in the Prospectus. As of December 31, 1999, PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $73.5 billion. According to the Investment Company Institute, as of September 30, 1999, the Prudential Mutual Funds were the 20th largest family of mutual funds in the United States.

     PIFM is a subsidiary of Prudential Securities Incorporated. Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), a wholly-owned subsidiary of PIFM, serves as the transfer agent and dividend distribution agent for the Prudential Mutual Funds and, in addition, provides customer service, recordkeeping and management and administration services to qualified plans.

     Pursuant to the Management Agreement with the Fund (the Management Agreement), PIFM, subject to the supervision of the Fund's Board of Directors and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, PIFM is obligated to keep certain books and records of the Fund. PIFM has hired The Prudential Investment Corporation, doing business as Prudential Investments (PI, the investment adviser or the Subadviser), to provide subadvisory services to the Fund. PIFM also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Fund's custodian (the Custodian), and PMFS, the Fund's transfer and dividend disbursing agent. The management services of PIFM for the Fund are not exclusive under the terms of the Management Agreement and PIFM is free to, and does, render management services to others.

     For its services, PIFM receives, pursuant the Management Agreement, a fee at an annual rate of .50 of 1% of the Fund's average daily net assets up to $750 million, .425 of 1% of the Fund's average daily net assets between $750 million and $1.5 billion and .375 of 1% of the Fund's average daily net assets in excess of $1.5 billion. The fee is computed daily and payable monthly. The Management Agreement also provides that in the event the expenses of the Fund (including the fees payable to PIFM, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statutes or regulations of any jurisdiction in which shares of the Fund are then qualified for offer and sale, the compensation due to PIFM will be reduced by the amount of such excess. Reductions in excess of the total compensation payable to PIFM will be paid by PIFM to the Fund. Currently, the Fund believes that there are no such expense limitations.

     In connection with its management of the corporate affairs of the Fund pursuant to the Management Agreement, PIFM bears the following expenses:

          (a) the salaries and expenses of all personnel of PIFM and the Fund, except the fees and expenses of Directors who are not affiliated persons of PIFM or the Fund's investment adviser;

          (b) all expenses incurred by PIFM or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund, as described below; and

          (c) the costs and expenses payable to the investment advisor pursuant to the subadvisory agreement between PIFM and PI (the Subadvisory Agreement).

     Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses, (a) the fees payable to the Manager, (b) the fees and expenses of Directors who are not affiliated with PIFM or the Fund's Subadvisor, (c) the fees and certain expenses of the Fund's Custodian and Transfer Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (d) the charges and expenses of the Fund's legal counsel and independent accountants, (e) brokerage commissions, if any, and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund is a member, (h) the cost of stock certificates representing shares of the Fund,
(i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, and paying the fees and expenses of notice filings made in accordance with state securities laws,
(k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (m) distribution expenses.

     The Management Agreement also provides that PIFM will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned (as defined in the Investment Company Act), and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement provides that it will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

     For the fiscal years ended December 31, 1999, 1998 and 1997, PIFM received management fees of $1,013,590, $1,389,197 and $1,699,125, respectively.

     PIFM has entered into the Subadvisory Agreement with PI, a wholly-owned subsidiary of Prudential. The Subadvisory Agreement provides that PI furnish investment advisory services in connection with the management of the Fund. In connection therewith, PI is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PI's performance of such services. PI was reimbursed by PIFM for the reasonable costs and expenses incurred by PI in furnishing services to PIFM. Effective January 1, 2000, PI is paid by PIFM at an annual rate of .25 of 1% of the Fund's average daily net assets (representing half of the compensation received from the Fund by PIFM).

     The Subadviser maintains a corporate credit unit which provides credit analysis and research on taxable fixed-income securities, including money market instruments. The portfolio manager consults routinely with the credit unit in managing the Fund's portfolio. The credit unit, with a staff including credit analysts, reviews on an ongoing basis commercial paper issuers, commercial banks, non-bank financial institutions and issuers of other taxable fixed-income obligations. Credit analysts have broad access to research and financial reports, data retrieval services and industry analysts. They maintain relationships with the management of corporate issuers and from time to time visit companies in whose securities the Fund may invest.

     The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PIFM or PI upon not more than 60 days' nor less than 30 days' written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved by the Board of Directors at least annually in accordance with the requirements of the Investment Company Act.

(B)  PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12B-1 PLAN

     Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Fund.

     Pursuant to the Fund's Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

DISTRIBUTION AND SERVICE PLAN

     Under the Fund's Distribution and Service Plan (the Plan) and Distribution Agreement, the Fund pays the Distributor a distribution and service fee of up to 0.125% of the average daily net assets of the Class A shares of the Fund, computed daily and payable monthly. Under the Plan, the Fund is required to pay the distribution and service fee regardless of the expenses incurred by the Distributor.

     For the fiscal year ended December 31, 1999, Prudential Securities and PIMS collectively received payments of $253,397, under the Plan. It is estimated that all this amount was spent on commission credits to Prudential Securities and Prusec for payments of account servicing fees to financial advisers and an allocation of overhead and other branch office distribution-related expenses. The term "overhead and other branch office distribution-related expenses" represents (a) the expenses of operating branch offices of Prudential Securities and Pruco Securities Corporation (Prusec), an affiliated broker-dealer, in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other incidental expenses relating to branch promotion of Fund sales.

     The Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the Plan or in any agreement relating to the Plan (the Rule 12b-1 Directors), cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding Class A voting securities of the Fund on not more than 30 days' written notice to any other party to the Plan. The Plan may not be amended to increase materially the amounts to be spent for the services described therein without shareholder approval, and all material amendments must also be approved by the Board of Directors in the manner described above. The Plan will automatically terminate in the event of its assignment.

     Pursuant to the Plan, the Directors will be provided with, and will review, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purpose of such expenditures. In addition, as long as the Plan remains in effect, the selection and nomination of Directors shall be committed to the Rule 12b-1 Directors.

     Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

     NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of the Fund's Class A shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on Class A shares of the Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to Class A shares rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of the total gross sales of Class A shares, all sales charges on Class A shares would be suspended.

(C)  OTHER SERVICE PROVIDERS

     State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with the Fund.

     Prudential Mutual Fund Services LLC (PMFS), Raritan Plaza One, Edison, New Jersey 08837, serves as the Transfer Agent of the Fund. It is a wholly-owned subsidiary of PIFM. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with services rendered to the Fund, PMFS receives an annual fee ($9.50) per shareholder account, a new account set up fee ($2.00) for each manually-established account and a monthly inactive zero balance account fee ($0.20) per shareholder account plus its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications and other costs.

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Fund's independent accountants and in that capacity audits the Fund's annual financial statements.

YEAR 2000 READINESS DISCLOSURE

     The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Although the

Fund has not experienced any material problems with the services provided by the Manager, Distributor, Transfer Agent or the Custodian as a result of the change from 1999 to 2000, there is a possibility that computer software systems in use might be impaired or unavailable because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no future adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have completed necessary changes to their computer systems in connection with the year 2000. The Funds service providers (or other securities market Participants) may experience future material problems in connection with the year 2000. The Company and its Board have instructed the Funds principal service providers to monitor and report year 2000 problems.

     Additionally, issuers of securities generally, as well as those purchased by the Fund, may confront year 2000 compliance issues at some later time which, if material and not resolved, could have an adverse impact on securities markets and/or a specific issuer's performance and could result in a decline in the value of the securities held by the Fund.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. For purposes of this section the term "Manager" includes the Subadviser. The Fund does not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of the Fund, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Fund, and the services furnished by such brokers may be used by the Manager in providing investment management for the Fund. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Fund does not reduce the fee it pays to the Manager by any amount that may be attributed to the value of such services. The Fund will not effect any securities transactions with or through Prudential Securities as broker or dealer.

     During the fiscal years ended December 31, 1999, 1998 and 1997, the Fund paid no brokerage commissions.


                           SECURITIES AND ORGANIZATION

     The Fund is authorized to issue three billion shares of common stock, $.01 par value per share, divided into two classes, designated Class A and Class Z common stock. Of the authorized shares of common stock of the Fund, 1.5 billion shares consist of Class A shares and 1.5 billion shares consist of Class Z shares.

     Currently, the Fund offers only Class A shares. Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the shareholder. All shares are equal as to earnings, assets and voting privileges. There are no conversion, pre-emptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all the Fund's assets after all debts and expenses have been paid. The shares of the Fund do not have cumulative voting rights for the election of directors.

     The Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be required to hold meetings of shareholders unless, for example, the election of Directors is required to be acted on by shareholders under the Investment Company Act. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% or more of the Fund's outstanding shares for the purpose of voting on the removal of one or more Directors or to transact any other business.

                     PURCHASE AND REDEMPTION OF FUND SHARES

PURCHASE OF SHARES

     The Fund reserves the right to reject any initial or subsequent purchase (including an exchange) and the right to limit investments in the Fund solely to existing or past shareholders of the Fund.

     Shares of the Fund may be purchased by investors through the Distributor, by brokers that have entered its agreements to sell Fund shares, or directly through Prudential Mutual Fund Services LLC (PMFS). Shares may also be purchased through Prudential Securities or Pruco Securities Corporation (Prusec). Prudential Securities clients who hold Fund shares through Prudential Securities may benefit through administrative conveniences afforded them as Prudential Securities clients, but may be subject to certain additional restrictions imposed by Prudential Securities.

REOPENING AN ACCOUNT

     Subject to the minimum investment restrictions, an investor may reopen an account, without filing a new application form, at any time during the calendar year the account is closed, provided that the existing account information is still accurate.

REDEMPTION OF SHARES

     Investors who purchase shares directly from PMFS may use the following privileges:

     CHECK REDEMPTION. At a shareholder's request, State Street Bank will establish a personal checking account for the shareholder. Checks drawn on this account can be made payable to the order of any person in any amount equal to or greater than $500. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, State Street presents the check to the Fund as authority to redeem a sufficient number of shares in a shareholder's account in the Fund to cover the amount of the check. This enables the shareholder to continue earning daily dividends until the check is cleared. Canceled checks are returned to the shareholder by State Street.

     Shareholders are subject to State Street's rules and regulations governing checking accounts, including the right of State Street not to honor checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment.

     Shares for which certificates have been issued are not available for redemption to cover checks. A shareholder should be certain that adequate shares for which certificates have not been issued are in his or her account to cover the amount of the check. Also, shares purchased by check are not available to cover checks until 10 calendar days after receipt of the purchase check by PMFS. If insufficient shares are in the account, or if the purchase was made by check within 10 calendar days, the check will be returned marked "insufficient funds." Since the dollar value of an account is constantly changing, it is not possible for a shareholder to determine in advance the total value of his or her account so as to write a check for the redemption of the entire account.

     PMFS reserves the right to assess a service charge to establish a checking account and to order checks. State Street, PMFS and the Fund have reserved the right to modify this checking redemption privilege or to place a charge for each check presented for payment for any individual account or for all accounts in the future.

     The Fund, PMFS or State Street may terminate Check Redemption at any time upon 30 days' notice to participating shareholders. To receive further information, contact Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010, or telephone
(800) 225-1852 (toll-free). Check Redemption is not available to investors for whom Prudential Securities has purchased shares.

     EXPEDITED REDEMPTION. In order to use Expedited Redemption, a shareholder may so designate at the time the initial application form is filed or at a later date. Once the completed Expedited Redemption authorization form has been returned to PMFS, requests for redemption may be made by telephone. Redemption proceeds will be transmitted by wire to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System. The Fund does not forward redemption proceeds with respect to shares purchased by check until at least 10 calendar days after receipt of the purchase check by PMFS.

     To request an expedited redemption by telephone, a shareholder should call PMFS at (800) 225-1852. Calls must be received by PMFS before 4:30 P.M., New York time, in order for the redemption to be effective on that day. Requests by letter should be addressed to Prudential Mutual Fund Services LLC, at the address set forth above.

     REGULAR REDEMPTION. Shareholders may redeem their shares by sending to PMFS, at the address set forth above, a written request. All written requests for redemption, must be endorsed by the shareholder with signature guaranteed, as described below. PMFS may request further documentation from corporations, executors, administrators, trustees or guardians. Redemption proceeds are sent to a shareholder's address by check.

     SIGNATURE GUARANTEE. If the proceeds of the redemption (a) exceed $100,000,
(b) are to be paid to a person other than the record owner, (c) are to be sent to an address other than the address on the Transfer Agent's records or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request must be signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. PMFS may request further documentation from corporations, executors, administrators, trustees or guardians.

REDEMPTION IN KIND

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Any such securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

RESTRICTIONS ON SALES

     The Fund may suspend the right of redemption or postpone the date of payment for a period of up to seven days. Suspensions or postponements may not exceed seven days except (1) for any period (a) during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund. The SEC by rules and regulations determines the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency is deemed to exist within the meaning of clause
(2) above.


                                 NET ASSET VALUE

     The Fund's net asset value per share is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares.

     The Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Fund's Board of Directors has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the investment adviser under the supervision of the Board of Directors to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the SEC. The remaining maturity of an instrument held by the Fund that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Directors also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of a Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of net asset value per share by using available market quotations.

     The Fund computes its net asset value at 4:30 PM New York time, on each day the New York Stock Exchange (the Exchange) is open for trading. In the event the Exchange closes early on any business day, the net asset value of the Fund's shares shall be determined at a time between such closing and 4:30 PM New York time. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

     The Fund has elected to qualify, and the Fund intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves a fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a fund did realize long-term capital gains, permits net capital gains of the fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in that fund.

     Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a fund's annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or options thereon, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities;
(b) a fund must diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a fund's assets is represented by cash, U.S. Government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations) and (c) the fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.

     Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. The Fund does not anticipate realizing long-term capital gains or losses. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules.

     The Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed. The Fund intends to make timely distributions in order to avoid this excise tax. For this purpose, dividends declared in October, November and December payable to shareholders of record on a specified date in October, November and December and paid in the following January will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in the prior year on dividends or distributions actually received in January of the following year.

     It is anticipated that the net asset value per share of the Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Distributions of net investment income and net short-term gains will be taxable to the shareholder at ordinary income rates regardless of whether the shareholder receives such distributions in additional shares or cash. Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Any such loss, however, although otherwise treated as short-term capital loss, will be long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. Furthermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares (including shares purchased pursuant to dividend reinvestment) within 30 days of the disposition of the shares. In such a case the basis of the shares acquired will be readjusted to reflect the disallowed loss. Shareholders who have held their shares for six months or less may be subject to a disallowance of losses from the sale or exchange of those shares to the extent of any exempt-interest dividends received by the shareholder with respect to the shares and if such losses are not disallowed, they will be treated as long-term capital losses to the extent of any distribution of long-term capital gains received by the shareholder with respect to such shares. Because none of the Fund's net income is anticipated to arise from dividends on common or preferred stock, none of its distributions to shareholders will be eligible for the dividends received deduction for corporations under the Internal Revenue Code. Shareholders will be notified annually by the Fund as to the federal tax status of distributions made by the Fund.

     Interest on indebtedness incurred or continued by a shareholder, whether a corporation or an individual, to purchase or carry shares of the Fund is not deductible. Exempt-interest dividends attributable to interest on certain "private activity" tax-exempt obligations are a preference item for computing the alternative minimum tax for both individuals and corporations. Moreover, exempt-interest dividends attributable to interest on tax-exempt obligations, whether or not private activity bonds, that are received by corporations will be taken into account (i) in determining the alternative minimum tax imposed on 75% of the excess of adjusted current earnings over alternative minimum taxable income and (ii) in determining the foreign branch profits tax imposed on the effectively connected earnings and profits (with adjustments) of United States branches of foreign corporations. Entities or persons who are "substantial users" (or related persons) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of the Fund.

     The Fund may be subject to state or local tax in certain other states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Fund may differ from federal tax treatment. The exemption of interest income for federal income tax purposes may not result in similar exemption under the laws of a particular state or local taxing authority. The Fund will report annually to its shareholders the percentage and source on a state-by-state basis, of interest income on Municipal Bonds received by the Fund during the preceding year.

     Under the laws of certain states, distributions of net income may be taxable to shareholders as income even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from state income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.


                              CALCULATION OF YIELD

     The Fund will prepare a current quotation of yield daily. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Fund's portfolio, and its operating expenses. The Fund also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Effective yield = [(base period return + 1)365/7]-1

     The Fund may also calculate the tax equivalent yield over a 7-day period. The tax equivalent yield will be determined by first computing the current yield as discussed above. The Fund will then determine what portion of the yield is attributable to securities, the income of which is exempt for federal income tax purposes. This portion of the yield will then be divided by one minus 39.6% (the assumed maximum tax rate for individual taxpayers not subject to Alternative Minimum Tax) and then added to the portion of the yield that is attributable to other securities.

     The yield and effective yield for the Fund based on the 7 days ended December 31, 1999 were 3.48% and 3.54%, respectively. The tax equivalent yield for the Fund based on the 7 days ended December 31, 1999 was 3.68%.

     The Fund's yield fluctuates, and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in a Fund is held, but also in changes in the Fund's expenses. Yield does not take into account any federal or state income taxes.

     ADVERTISING. Advertising materials for the Fund may include biographical information relating to its portfolio manager(s), and may include or refer to commentary by the Fund's manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for the Fund also may include mention of The Prudential Insurance Company of America, its affiliates and subsidiaries, and reference the assets, products and services of those entities.

     From time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement, may refer to the appropriate number of Fund shareholders and Lipper rankings or Morningstar ratings, other related analysis supporting those ratings, other industry publications, business periodicals and market indices. In addition, advertising materials may reference studies or analyses performed by the Manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style. Advertising materials for fixed income funds may discuss the benefits and risks of investing in the bond markets, including discussions of credit quality, duration and maturity.

Portfolio of Investments as
of December 31, 1999              PRUDENTIAL TAX-FREE MONEY FUND, INC.
--------------------------------------------------------------------------------

                                                                Moody's                                 Principal
                                                                Rating         Interest     Maturity     Amount         Value
Description(a)                                                (Unaudited)        Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Alabama--0.4%
Homewood Educ. Bldg. Auth., Samford Univ., F.R.D.D., Ser.
   1999                                                         VMIG1            4.80%        1/03/00   $    800     $    800,000
------------------------------------------------------------------------------------------------------------------------------
Arizona--4.7%
Salt River Proj. Agricultural Impvt. & Pwr., T.E.C.P., Ser.
   80                                                           P-1              3.85         2/10/00      8,500        8,500,000
------------------------------------------------------------------------------------------------------------------------------
Arkansas--1.7%
Arkansas Hosp. Equip. Fin. Auth., AHA Pooled Fin. Prog.,
   F.R.W.D. Ser. 98A                                            A-1+*            5.60         1/05/00      3,000        3,000,000
------------------------------------------------------------------------------------------------------------------------------
Colorado--0.1%
Thornton Colorado Sales & Use Tax Rev., Ser. 99                 Aaa              4.00         3/01/00        250          250,198
------------------------------------------------------------------------------------------------------------------------------
District of Columbia--3.5%
Dist. of Columbia, G.O. Var. Rate, F.R.D.D.,
   Ser. 92A-1                                                   VMIG1            5.15         1/03/00      1,200        1,200,000
   Ser. 92A-2                                                   VMIG1            5.15         1/03/00      3,100        3,100,000
   Ser. 92A-3                                                   VMIG1            5.15         1/03/00      2,000        2,000,000
                                                                                                                     ------------
                                                                                                                        6,300,000
------------------------------------------------------------------------------------------------------------------------------
Florida--4.6%
Jacksonville Elec. Auth. Rev., Muni. Sec. Trust, F.R.W.D.,
   Ser. SGA17                                                   A-1+*            5.85         1/05/00      5,000        5,000,000
Orange & Pasco Cntys. Hlth. Facs. Auth., Adventist Hlth. Sys.
   Sunbelt, F.R.W.D., Ser. 98171                                A-1*             5.71         1/06/00      3,300        3,300,000
                                                                                                                     ------------
                                                                                                                        8,300,000
------------------------------------------------------------------------------------------------------------------------------
Georgia--4.6%
Cobb Cnty. Dev. Auth., Georgia Pwr., Q.T.R.M.T., Ser. 91-1      VMIG1            3.95         2/01/00      8,330        8,330,000
------------------------------------------------------------------------------------------------------------------------------
Hawaii--1.2%
Honolulu City & Cnty., G.O., Ser. 1990-D                        NR               6.90        12/01/00      2,000        2,072,598

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-17

Portfolio of Investments as
of December 31, 1999                  PRUDENTIAL TAX-FREE MONEY FUND, INC.
--------------------------------------------------------------------------------

                                                                  Moody's                               Principal
                                                                   Rating      Interest     Maturity     Amount         Value
Description(a)                                                  (Unaudited)      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Illinois--7.7%
Illinois Hlth. Fac. Auth., Memorial Med Ctr., Ser. 1989         NR               6.50%       10/01/00   $  4,740     $  4,909,100
Illinois Hlth. Fac. Auth.,
   Evanston Hosp. Corp. Proj., A.N.N.M.T., Ser. 92              VMIG1            3.90        10/31/00      3,000        3,000,000
   Evanston Hosp., A.N.N.M.T., Ser. 95                          VMIG1            3.25         2/29/00      5,000        5,000,000
Bear Stearns Muni. Secs. Trust, Chicago O'Hare Int'l Airport,
   A.M.T.,
   Ser. 99-83                                                   A-1+*            5.87         1/05/00      1,000        1,000,000
                                                                                                                     ------------
                                                                                                                       13,909,100
------------------------------------------------------------------------------------------------------------------------------
Indiana--3.4%
Indiana St. Dev. Fin. Auth. Rev., Edl. Facs., Covenant
   Christian H.S., F.R.W.D., Ser. 96                            NR               5.65         1/06/00      5,000        5,000,000
South Bend Eco. Dev. Rev., Dynamic R.E.H.C. Inc., F.R.W.D.,
   A.M.T.,
   Ser. 99                                                      NR               5.60         1/05/00      1,195        1,195,000
                                                                                                                     ------------
                                                                                                                        6,195,000
------------------------------------------------------------------------------------------------------------------------------
Kansas--1.4%
Kansas Dev. Fin. Auth., Dept. of Comm. & Hsg. Impact, Ser. 99   NR               4.00         6/01/00      2,470        2,472,442
------------------------------------------------------------------------------------------------------------------------------
Louisiana--0.7%
Plaquemines Parish, British Petroleum, F.R.D.D., A.M.T., Ser.
   95                                                           P-1              5.35         1/03/00      1,200        1,200,000
------------------------------------------------------------------------------------------------------------------------------
Maryland--1.2%
Anne Arundel Cnty., Baltimore Gas & Elec., A.N.N.M.T., Ser.
   84                                                           VMIG1            3.52         7/01/00      2,210        2,210,000
------------------------------------------------------------------------------------------------------------------------------
Massachusetts--3.3%
Mass. St. Hsg. Fin. Agcy., Single Fam. Hsg. Notes, A.M.T.,
   Ser. A                                                       MIG1             3.60         6/01/00      1,000        1,000,928
Mass. St. Wtr Poll. Abatement Tr., New Bedford Loan Prog.,
   Ser. 96A                                                     NR               5.75         2/01/00        955          956,967
Mass. St. Hlth. & Edl. Facs. Auth. Rev., Boston Univ., Ser.
   85H, F.R.W.D.                                                VMIG1            5.35         1/05/00      3,000        3,000,000
Mass. St. Wtr. Res. Auth., Gen. Rev. Bonds, Ser. 90A            NR               7.625        4/01/00      1,000        1,030,629
                                                                                                                     ------------
                                                                                                                        5,988,524
------------------------------------------------------------------------------------------------------------------------------
Michigan--2.9%
Michigan Muni. Bond Auth., Rev. Notes, Ser. 99B-1               SP-1+*           4.25         8/25/00      3,500        3,514,204
Michigan St. Hsg. Dev. Auth., Rental Hsg. Rev., Ser. 92A        NR               5.80         4/01/00      1,680        1,689,131
                                                                                                                     ------------
                                                                                                                        5,203,335

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-18

Portfolio of Investments as
of December 31, 1999             PRUDENTIAL TAX-FREE MONEY FUND, INC.
--------------------------------------------------------------------------------

                                                                  Moody's                               Principal
                                                                   Rating      Interest     Maturity     Amount         Value
Description(a)                                                  (Unaudited)      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Minnesota--4.7%
Bloomington Comm. Dev. Rev., 94th Str. Proj., F.R.W.D.,
   Ser. 85                                                      A-1+*            5.50%        1/07/00   $  4,945     $  4,945,000
St Paul Hsg. Redev. Auth., Heating Rev., F.R.W.D., Ser. 99D     A-1+*            5.50         1/07/00      3,500        3,500,000
                                                                                                                     ------------
                                                                                                                        8,445,000
------------------------------------------------------------------------------------------------------------------------------
Mississipi--3.0%
Mississippi Hsg. Fin. Corp., Single. Fam. Mtg. Rev.,
   F.R.W.D., Ser. 88                                            A-1+*            5.55         1/06/00      5,340        5,340,000
------------------------------------------------------------------------------------------------------------------------------
Missouri--0.6%
Branson, Tax Increment-Street Imprv., Ser. 96                   NR               4.65        12/01/00      1,000        1,005,776
------------------------------------------------------------------------------------------------------------------------------
New Hampshire--6.1%
New Hampshire Bus. Fin. Auth.,
   New England Pwr. Co. Proj., T.E.C.P., Ser. 90A, A.M.T.       P-1              3.90         2/15/00      2,000        2,000,000
   New England Pwr. Co. Proj., T.E.C.P., Ser. 90B               VMIG1            3.90         1/27/00      6,500        6,500,000
   Luminescent Systems, F.R.W.D., A.M.T., Ser. 98               A-1*             5.65         1/05/00      2,450        2,450,000
                                                                                                                     ------------
                                                                                                                       10,950,000
------------------------------------------------------------------------------------------------------------------------------
New York--5.4%
Hempstead Ind. Dev., American Ref. Fuel, F.R.W.D., Ser. 99      A-1*             5.80         1/05/00      3,700        3,700,000
New York St. Local Govt. Asst. Corp., SGA Ref. Bonds,
   F.R.D.D.,
   Ser. SGA59                                                   A-1+*            4.90         1/03/00      3,500        3,500,000
Niagara Cnty. NY Ind. Dev. Agcy., Solid Waste Disposal Rev.,
   American Ref. Fuel, F.R.W.D., A.M.T., Ser. 94C               P-1              6.50         1/05/00      2,500        2,500,000
                                                                                                                     ------------
                                                                                                                        9,700,000
------------------------------------------------------------------------------------------------------------------------------
Ohio--6.4%
Dublin City, Transp. Sys., Ser. 99                              NR               4.10         6/16/00      4,743        4,751,007
East Lake Dev., Astro Model Corp., F.R.W.D., A.M.T., Ser. 96    NR               5.60         1/06/00      2,800        2,800,000
Ohio Hsg. Fin. Agcy.,
   Residential Mtg., A.M.T., Ser. 117(d)                        A-1+*            3.90         7/20/00      1,000        1,000,000
   Multifamily Hsg. Ref., F.R.W.D., Ser. B                      A-1+*            5.50         1/07/00      3,000        3,000,000
                                                                                                                     ------------
                                                                                                                       11,551,007
------------------------------------------------------------------------------------------------------------------------------
Oklahoma--2.2%
Morgan Keegan Var. Trust, 10 Willmington Pl. Prog., Tulsa Co.
   Hsg. Fin. Auth., F.R.W.D. A.M.T., Ser. 99E                   A-1+*            5.76         1/06/00      2,000        2,000,000
Tulsa Pkg. Auth., Williams Ctr. Proj., S.E.M.M.T., Ser. 87A     VMIG1            3.90         5/15/00      2,000        2,000,000
                                                                                                                     ------------
                                                                                                                        4,000,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-19

Portfolio of Investments as
of December 31, 1999              PRUDENTIAL TAX-FREE MONEY FUND, INC.
--------------------------------------------------------------------------------

                                                                  Moody's                               Principal
                                                                   Rating      Interest     Maturity     Amount         Value
Description(a)                                                  (Unaudited)      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Oregon--2.0%
Oregon Hsg. & Comm. Serv. Dept., Mtge. Rev. Bonds,
   Single Family Mtge., A.M.T., Ser. 99D                        MIG1             3.20%        4/13/00   $  1,500     $  1,500,000
   Single Family Mtge., Ser. 99G                                MIG1             3.45         6/29/00      2,000        2,000,000
                                                                                                                     ------------
                                                                                                                        3,500,000
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania--5.0%
Allegheny Cnty., Greater Pitt. Int'l Airport, Ser. 90A          Aaa              7.05         1/01/00      1,000        1,000,000
Lancaster Cnty. Hosp. Auth., Luthercare Proj., F.R.W.D. Ser.
   99                                                           A-1*             5.75         1/06/00      6,500        6,500,000
Temple Univ., Univ. Funding Notes, Ser. 1999                    MIG1             3.15         5/12/00      1,500        1,500,000
                                                                                                                     ------------
                                                                                                                        9,000,000
------------------------------------------------------------------------------------------------------------------------------
South Dakota--1.9%
South Dakota Hsg. Dev. Auth., Homeownership Mtg., Ser. 99-J     MIG1             3.75         9/28/00      2,025        2,025,000
South Dakota Hsg. Dev. Auth., Hsg. Dev. Rev., F.R.W.D., Ser.
   98                                                           NR               5.70         1/06/00      1,350        1,350,000
                                                                                                                     ------------
                                                                                                                        3,375,000
------------------------------------------------------------------------------------------------------------------------------
Texas--9.2%
Guadalupe Blanco River Auth., BOC Group Inc., F.R.W.D., Ser.
   1993                                                         CPS1             4.00         1/06/00      3,800        3,800,000
Gulf Coast Waste Disp. Auth. Env. Fac. Rev., F.R.D.D.
   Amoco Oil Co., Ser. 96, A.M.T.                               P-1              5.35         1/03/00      1,400        1,400,000
   Amoco Oil Co. Proj., Ser. 98, A.M.T.                         VMIGI            5.35         1/03/00      1,200        1,200,000
   Bayer Corp. Ser. 97, A.M.T.                                  P-1              5.40         1/03/00      1,800        1,800,000
Houston, T.E.C.P.,
   Ser. B                                                       P-1              3.80         1/21/00      3,000        3,000,000
   Ser. A                                                       P-1              3.90         1/25/00      2,400        2,400,000
San Antonio Elec. & Gas Rev., Munic. Secs. Trust Rcpts.,
   F.R.W.D.,
   Ser. SGA48                                                   A-1+*            5.85         1/05/00      3,000        3,000,000
                                                                                                                     ------------
                                                                                                                       16,600,000
------------------------------------------------------------------------------------------------------------------------------
Virginia--3.8%
Fairfax Cnty. Econ Dev. Auth., LEHM-Resource Recovery,
   Q.T.R.O.T.S., A.M.T., Ser. 99A15(d)                          VMIG1            3.95         2/01/00      4,000        4,000,000
Southampton Cnty. Ind. Dev. Auth., Hadson Pwr. Proj.,
   F.R.D.D., A.M.T., Ser. 90A                                   VMIG1            5.45         1/03/00      2,800        2,800,000
                                                                                                                     ------------
                                                                                                                        6,800,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-20

Portfolio of Investments as
of December 31, 1999              PRUDENTIAL TAX-FREE MONEY FUND, INC.
--------------------------------------------------------------------------------

                                                                  Moody's                               Principal
                                                                   Rating      Interest     Maturity     Amount         Value
Description(a)                                                  (Unaudited)      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Wisconsin--8.7%
Franklin Public School Dist.                                    NR               4.00%        8/30/00   $  5,400     $  5,409,314
Wausau School Dist.                                             NR               4.10         9/22/00      2,000        2,005,024
Whitewater Ind. Dev. Rev., Trek Bicycle, F.R.W.D., A.M.T.,
   Ser. 95                                                      NR               5.70         1/06/00      3,840        3,840,000
Wisconsin Hsg. & Econ. Dev. Auth., Home Ownership Rev.,
   A.N.N.O.T., Ser. 122(d)                                      VMIG1            3.90        10/05/00      1,300        1,300,000
Wisconsin St. Hlth. & Ed. Fac. Auth., SSM Health Care,
   T.E.C.P.,
   Ser. 98B                                                     A-1+*            3.65         2/16/00      3,000        3,000,000
                                                                                                                     ------------
                                                                                                                       15,554,338
Total Investments--100.4%
(cost $180,552,318(c))                                                                                                180,552,318
Liabilities in excess of other assets--(0.4)%                                                                            (665,361)
                                                                                                                     ------------
Net Assets--100%                                                                                                     $179,886,957
                                                                                                                     ------------
                                                                                                                     ------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.T.--Alternate Minimum Tax
    A.N.N.M.T.--Annual Mandatory Tender(b)
    A.N.N.O.T.--Annual Optional Tender(b)
    F.R.D.D.--Floating Rate (Daily) Demand Note(b)
    F.R.W.D.--Floating Rate (Weekly) Demand Note(b)
    G.O.--General Obligation
    Q.T.R.M.T.--Quarterly Tax and Reserve Mandatory Tender(b) Q.T.R.O.T.S.--Quarterly Synthetic Optional Tender(b)
    S.E.M.M.T.--Semi-Annual Mandatory Tender(b)
    T.E.C.P.--Tax-Exempt Commercial Paper
(b) For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) The cost basis for federal income tax purposes is substantially the same as that used for financial reporting purposes.
(d) Indicates a restricted security; the aggregate cost of such securities is $6,300,000 which represents approximately 3.5% of net assets.
 * Standard & Poor's Rating.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard and Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-21

Statement of Assets and Liabilities         PRUDENTIAL TAX-FREE MONEY FUND, INC.
--------------------------------------------------------------------------------

Assets                                                                                                        December 31, 1999
                                                                                                              -----------------
Investments, at amortized cost which approximates market value..........................................        $ 180,552,318
Cash....................................................................................................               94,526
Receivable for Fund shares sold.........................................................................            3,625,664
Interest receivable.....................................................................................            1,459,269
Prepaid expenses........................................................................................                7,270
                                                                                                              -----------------
   Total assets.........................................................................................          185,739,047
                                                                                                              -----------------
Liabilities
Payable for Investments purchased.......................................................................            3,827,042
Payable for Fund shares reacquired......................................................................            1,688,085
Accrued expenses........................................................................................              156,382
Dividends payable.......................................................................................               89,213
Management fee payable..................................................................................               80,492
Distribution fee payable................................................................................               10,876
                                                                                                              -----------------
   Total liabilities....................................................................................            5,852,090
                                                                                                              -----------------
Net Assets..............................................................................................        $ 179,886,957
                                                                                                              -----------------
                                                                                                              -----------------
Net assets were comprised of:
   Common Stock, $.01 par value.........................................................................        $   1,799,812
   Paid-in capital in excess of par.....................................................................          178,087,145
                                                                                                              -----------------
Net assets, December 31, 1999...........................................................................        $ 179,886,957
                                                                                                              -----------------
                                                                                                              -----------------
Net asset value, offering price and redemption price
   per share ($179,886,957 / 179,981,236 shares)........................................................                  $1.00
                                                                                                              -----------------
                                                                                                              -----------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-22

PRUDENTIAL TAX-FREE MONEY FUND, INC.
Statement of Operations
------------------------------------------------------------

                                               Year Ended
Net Investment Income                       December 31, 1999
Income
   Interest..............................      $ 6,726,641
                                            -----------------
Expenses
   Management fee........................        1,013,590
   Distribution fee......................          253,397
   Transfer agent's fees and expenses....          160,000
   Custodian's fees and expenses.........           63,000
   Registration fees.....................           54,000
   Reports to shareholders...............           45,000
   Audit fee and expenses................           26,000
   Legal fees and expenses...............           15,000
   Directors' fees and expenses..........           11,000
   Miscellaneous.........................            4,275
                                            -----------------
      Total expenses.....................        1,645,262
   Less: custodian fee credit............          (15,728)
                                            -----------------
      Net expenses.......................        1,629,534
                                            -----------------
Net investment income....................        5,097,107
                                            -----------------
Realized Gain on Investments
Net realized gain on investment
   transactions..........................                3
                                            -----------------
Net Increase in Net Assets
Resulting from Operations................      $ 5,097,110
                                            -----------------
                                            -----------------

PRUDENTIAL TAX-FREE MONEY FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                   Year Ended December 31,
in Net Assets                           1999            1998
Operations
   Net investment income..........  $  5,097,107    $  7,783,907
   Net realized gain on investment
      transactions................             3          10,290
                                    ------------    ------------
   Net increase in net assets
      resulting from operations...     5,097,110       7,794,197
                                    ------------    ------------
Dividends and distributions to
   shareholders...................    (5,097,110)     (7,794,197)
                                    ------------    ------------
Fund share transactions
   (at $1 per share)
   Proceeds from shares sold......   604,058,962     776,364,363
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions...........     4,896,169       7,493,041
   Cost of shares reacquired......  (628,233,381)   (914,504,317)
                                    ------------    ------------
   Net decrease in net assets from
      Fund share transactions.....   (19,278,250)   (130,646,913)
                                    ------------    ------------
Total decrease....................   (19,278,250)   (130,646,913)
Net Assets
Beginning of year.................   199,165,207     329,812,120
                                    ------------    ------------
End of year.......................  $179,886,957    $199,165,207
                                    ------------    ------------
                                    ------------    ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-23

Notes to Financial Statements               PRUDENTIAL TAX-FREE MONEY FUND, INC.
--------------------------------------------------------------------------------
Prudential Tax-Free Money Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to attain the highest level of current income that is exempt from federal income taxes, consistent with liquidity and preservation of capital. The Fund will invest in short-term tax-exempt debt securities of state and local governments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.
Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on an identified cost basis. Interest income is recorded on an accrual basis. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. For this reason, no federal income tax provision is required.
Dividends: The Fund declares dividends daily from net investment income and net realized gains, if any. Payment of dividends is made monthly.
Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average daily net assets up to $750 million,
 .425 of 1% of the next $750 million of average daily net assets and .375 of 1% of average daily net assets in excess of $1.5 billion.
The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Fund's average daily net assets. The distribution fee is accrued daily and payable monthly.
PIFM, PIC and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the year ended December 31, 1999, the Fund incurred fees of approximately $144,800 for the services of PMFS. As of December 31, 1999, approximately $10,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
--------------------------------------------------------------------------------

Financial Highlights                        PRUDENTIAL TAX-FREE MONEY FUND, INC.
--------------------------------------------------------------------------------

                                                                                        Year Ended December 31,
                                                                      ------------------------------------------------------------
                                                                        1999         1998         1997         1996         1995
                                                                      --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year.................................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
Net investment income and realized gains...........................       .025         .028         .030         .028         .031
Dividends and distributions to shareholders........................      (.025)       (.028)       (.030)       (.028)       (.031)
                                                                      --------     --------     --------     --------     --------
Net asset value, end of year.......................................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                      --------     --------     --------     --------     --------
                                                                      --------     --------     --------     --------     --------
TOTAL RETURN(a):...................................................       2.56%        2.83%        3.00%        2.84%        3.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)......................................   $179,887     $199,165     $329,812     $333,808     $387,651
Average net assets (000)...........................................   $202,718     $277,839     $339,825     $403,230     $470,370
Ratios to average net assets:
   Expenses, including distribution fee............................        .81%         .80%         .78%         .80%         .85%
   Expenses, excluding distribution fee............................        .69%         .68%         .66%         .67%         .72%
   Net investment income...........................................       2.51%        2.80%        2.97%        2.83%        3.14%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-25

Report of Independent Accountants           PRUDENTIAL TAX-FREE MONEY FUND, INC.
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Prudential Tax-Free Money Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Tax-Free Money Fund, Inc. (the 'Fund') at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 14, 2000

Tax Information (Unaudited)                 PRUDENTIAL TAX-FREE MONEY FUND, INC.
--------------------------------------------------------------------------------
We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (December 31, 1999) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in the fiscal year ended December 31, 1999, dividends paid from net investment income of $.025 were all federally tax-exempt interest dividends. Information with respect to the state taxability of your investment in the Fund was sent to you under separate cover.
--------------------------------------------------------------------------------
                                       B-26

                                    APPENDIX


                             DESCRIPTION OF RATINGS

CORPORATE AND TAX-EXEMPT BOND RATINGS

     The four highest ratings of Moody's Investors Service, Inc. ("Moody's") for tax-exempt and corporate bonds are Aaa, Aa, A and Baa. Bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds comprise what are generally known as "high grade bonds." Bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered as "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's applies numerical modifiers "1", "2", and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category. The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a "con" indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed or (d) payments to which some other limiting condition attaches. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of Standard & Poor's Ratings Group ("Standard & Poor's") for tax-exempt and corporate bonds are AAA, AA, A and BBB. Bonds rated AAA bear the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by Standard & Poor's, indicates an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely and entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

TAX-EXEMPT NOTE RATINGS

     The ratings of Moody's for tax-exempt notes are MIG 1, MIG 2, MIG 3 and MIG
4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The ratings of Standard & Poor's for municipal notes issued on or after July 29, 1984 are "SP-1", "SP-2" and "SP-3." Prior to July 29, 1984, municipal notes carried the same symbols as municipal bonds. The designation "SP-1" indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest while an "SP-3" designation indicates speculative capacity to pay principal and interest.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

     Moody's and Standard & Poor's rating grades for commercial paper, set forth below, are applied to Municipal Commercial Paper as well as taxable commercial paper.

     Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1, superior capacity; Prime-2, strong capacity; and Prime-3, acceptable capacity.

     Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 or 3 to indicate the relative degree of safety. The "A-1" designation indicates the degree of safety regarding timely payment is very strong. A "+" designation is applied to those issues rated "A-1" which possess an overwhelming degree of safety. The "A-2" designation indicates that capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1." The "A-3" designation indicates that the capacity for timely payment is satisfactory. Such issues, however, are somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated "B" are regarded as having only an adequate capacity for timely payment and such capacity may be impaired by changing conditions or short-term adversities.

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

          (a)  Restated Articles of Incorporation, incorporated by reference to
               Exhibit 1 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).

          (b) By-Laws of the Registrant as amended, incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).

          (c) Instruments defining rights of holders of the securities being offered, incorporated by reference to Exhibits(a) and (b) above.

          (d) (i) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., as amended on November 19, 1993, incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 17 to Registration Statement filed on Form N-1A via EDGAR on March 2, 1994 (File No. 2-64625).

               (ii) Subadvisory Agreement between Prudential Mutual Fund Management and The Prudential Investment Corporation, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).

               (iii) Amendment to Subadvisory Agreement between Prudential Investments Fund Management LLC and The Prudential Investment Corporation.*

          (e) (i) Amended Distribution and Service Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc., incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 19 to Registration Statement on Form N-1A filed via EDGAR on May 31, 1995 (File No. 2-64625).

               (ii) Amended Distribution Agreement dated January 1, 1996, incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1996 (File No. 2-64625).


               (iii) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(iii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on April 27, 1999 (File No. 2-64625).

               (iv) Form of Dealer Agreement, incorporated by reference to Exhibit (e)(iv) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on April 27, 1999 (File No. 2-64625).


          (f)  Not applicable.

          (g) Custodian Agreement between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).

          (h) Transfer Agency and Service Agreement, dated January 1, 1988, between the Registrant and Prudential Mutual Fund Services, incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).

          (i) Opinion of Counsel to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1, incorporated by reference to
               Exhibit 10 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).

          (j)  Consent of Independent Accountants.*

          (k)  Not applicable.

          (l)  Not applicable.

          (m) (i) Distribution and Service Plan of Registrant, incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).


               (ii) Amended and Restated Distribution and Service Plan, incorporated by reference to Exhibit (m)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on April 27, 1999 (File No. 2-64625).


          (n)  Not applicable.
----------

*Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION.

     As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article VII of the Fund's Articles of Incorporation (Exhibit (a) to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions, as provided by Article VII of the By-Laws (Exhibit (b) to the Registration Statement). Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(iii) to the Registration Statement), each Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

     The Registrant maintains an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

     Section 9 of the Management Agreement (Exhibit (d)(i) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(d)(ii) to the Registration Statement) limit the liability of Prudential Investments Fund Management LLC (PIFM) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (i) Prudential Investments Fund Management LLC.

     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Adviser" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.

     The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).

     The business and other connections of PIFM's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

NAME AND ADDRESS           POSITION WITH PIFM                       PRINCIPAL OCCUPATIONS
----------------           ------------------                       ---------------------
Robert F. Gunia            Executive Vice President and             Executive Vice President and Chief Administrative
                           Chief Administrative Officer             Officer, PIFM; Vice President, Prudential; President
                                                                    Prudential Investment Management Services
                                                                    LLC (PIMS)

William V. Healey          Executive Vice President, Chief          Executive Vice President, Chief Legal Officer and
                           Legal Officer and Secretary              Secretary, PIFM; Vice President and Associate
                                                                    General Counsel, Prudential; Senior Vice President,
                                                                    Chief Legal Officer and Secretary, PIMS

Brian W. Henderson         Executive Vice President                 Executive Vice President, PIFM; Senior Vice
                                                                    President and Chief Operating Officer, PIMS

David R. Odenath, Jr.      Officer in Charge, President,            Officer in Charge, President, Chief Executive Officer
                           Chief Executive Officer and              and Chief Operating Officer, PIFM; Senior Vice
                           Chief Operating Officer                  President, The Prudential Insurance Company of
                                                                    America (Prudential)

Stephen Pelletier          Executive Vice President                 Executive Vice President, PIFM

Judy A. Rice               Executive Vice President                 Executive Vice President, PIFM

Lynn M. Waldvogel          Executive Vice President                 Executive Vice President, PIFM

     (ii) The Prudential Investment Corporation (PIC)

     See "How the Fund is Managed--Investment Adviser" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Advisers" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.

     The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person in Prudential Plaza, Newark, NJ 097102.

NAME AND ADDRESS           POSITION WITH PIC                        PRINCIPAL OCCUPATIONS
----------------           -----------------                        ---------------------
Jeffrey Hiller             Chief Compliance Officer                 Chief Compliance Officer, Prudential Global Asset
                                                                    Management

John R. Strangfeld, Jr.    Chairman of the Board, President,        President of Prudential Global Asset Management
                           Chief Executive Officer and              Group of Prudential; Senior Vice President,
                           Director                                 Prudential; Chairman of the Board, President, Chief
                                                                    Executive Officer and Director, PIC

Bernard Winograd           Senior Vice President and Director       Chief Executive Officer, Prudential Real Estate
                                                                    Investors; Senior Vice President and Director, PIC

ITEM 27.  PRINCIPAL UNDERWRITERS

(A) PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC

     Prudential Investment Management Services LLC is distributor for Prudential Government Securities Trust, The Target Portfolio Trust, Cash Accumulation Trust, COMMAND Government Fund, COMMAND Money Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Developing Markets Fund, Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential MoneyMart Assets Inc., Prudential Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential International Bond Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., The Prudential Investment Portfolios, Inc., Prudential Mid-Cap Value Fund, Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential 20/20 Focus Fund, Prudential World Fund, Inc. and Target Funds.

     (b) Information concerning the officers and directors of Prudential Investment Management Services LLC is set forth below.

                                      POSITIONS AND                        POSITIONS AND
                                      OFFICES WITH                         OFFICES WITH
NAME(1)                                UNDERWRITER                          REGISTRANT
-------                               -------------                        --------------
Margaret Deverell ...............  Vice President and Chief                    None
                                     Financial Officer

Kevin Frawley ...................  Senior Vice President and                   None
                                     Chief Compliance Officer

Robert F. Gunia .................  President                                   Vice President and Director

William V. Healey ...............  Senior Vice President, Secretary and        None
                                     Chief Legal Officer

Brian Henderson .................  Senior Vice President and                   None
                                     Chief Operating Officer

John R. Strangfeld, Jr. .........  Executive Vice President                    President and Director

----------

(1) The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102, unless otherwise indicated.

     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and Prudential Mutual Fund Services LLC, Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(4), (5), (6), (7), (9), (10) and (11) and 31a-1(d) and (f) will be kept at Gateway Center Three, Newark, New Jersey 07102-4077, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

ITEM 29. MANAGEMENT SERVICES

     Other than as set forth under the captions "How the Fund is Managed-- Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the caption "Investment Advisory and Other Services" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.


ITEM 30. UNDERTAKINGS

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 29th day of February, 2000.

                            PRUDENTIAL TAX-FREE MONEY FUND, INC.

                        /s/ John R. Strangfeld, Jr.
                            --------------------------------------------
                            (JOHN R. STRANGFELD JR., PRESIDENT)


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                               TITLE                                   DATE
---------                               -----                                   ----
/s/  Delayne D. Gold                    Director                                February 29, 2000
--------------------------------
     DELAYNE D. GOLD


/s/  Robert F. Gunia                    Vice President and Director             February 29, 2000
--------------------------------
     ROBERT F. GUNIA


/s/  Robert E. LaBlanc                  Director                                February 29, 2000
--------------------------------
     ROBERT E. LABLANC


/s/  David R. Odenath, Jr.              Director                                February 29, 2000
--------------------------------
     DAVID R. ODENATH, JR.


/s/  Robin B. Smith                     Director                                February 29, 2000
--------------------------------
     ROBIN B. SMITH


/s/  Stephen Stoneburn                  Director                                February 29, 2000
--------------------------------
     STEPHEN STONEBURN


/s/  John R. Strangfeld, Jr.            President and Director                  February 29, 2000
--------------------------------
     JOHN R. STRANGFELD, JR.


/s/  Nancy H. Teeters                   Director                                February 29, 2000
--------------------------------
     NANCY H. TEETERS


/s/  Clay T. Whitehead                  Director                                February 29, 2000
--------------------------------
     CLAY T. WHITEHEAD


/s/  Grace C. Torres                    Treasurer, Principal Financial and      February 29, 2000
--------------------------------          Accounting Officer
     GRACE C. TORRES


                                  EXHIBIT INDEX


     (a)  Restated Articles of Incorporation, incorporated by reference to
          Exhibit 1 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).

     (b)  By-Laws of the Registrant as amended, incorporated by reference to
          Exhibit 2 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).

     (c) Instruments defining rights of holders of the securities being offered, incorporated by reference to Exhibits (a) and (b) above.

     (d) (i) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., as amended on November 19, 1993, incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 17 to Registration Statement filed on Form N-1A via EDGAR on March 2, 1994 (File No. 2-64625).

          (ii) Subadvisory Agreement between Prudential Mutual Fund Management and The Prudential Investment Corporation, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).

          (iii) Amendment to Subadvisory Agreement between Prudential Investments Fund Management LLC and The Prudential Investment Corporation.*

     (e) (i) Amended Distribution and Service Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc. Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 19 to Registration Statement on Form N-1A filed via EDGAR on May 31, 1995 (File No. 2-64625).

          (ii) Amended Distribution Agreement dated January 1, 1996, incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1996 (File No. 2-64625).


          (iii) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(iii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on April 27, 1999 (File No. 2-64625).

          (iv) Form of Dealer Agreement, incorporated by reference to Exhibit (e)(iv) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on April 27, 1999 (File No. 2-64625).


     (f)  Not applicable.

     (g) Custodian Agreement between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).

     (h) Transfer Agency and Service Agreement, dated January 1, 1988, between the Registrant and Prudential Mutual Fund Services, incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).

     (i) Opinion of Counsel to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1, incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).

     (j)  Consent of Independent Accountants.*

     (k)  Not applicable.

     (l)  Not applicable.

     (m) (i) Distribution and Service Plan of Registrant, incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).

          (ii) Amended and Restated Distribution and Service Plan, incorporated by reference to Exhibit (m)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on April 27, 1999 (File No. 2-64625).

     (n)  Not applicable.

----------

*Filed herewith.